As filed with the Securities and Exchange Commission on September 18, 2023

Registration No. 333-__________

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. __

SEGALL BRYANT & HAMILL TRUST

(Exact name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (513) 587-3400

Maggie Bull, Secretary

Segall Bryant & Hamill Trust

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Title of Securities Being Registered: Barrett Growth Fund, a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on October 18, 2023, pursuant to Rule 488 under the Securities Act of 1933, as amended.

COMBINED PROXY STATEMENT AND PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

Cover Sheet

Contents of Registration Statement

Part A — Proxy Statement/Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Signature Page

Exhibits

2

Barrett Growth Fund

(Ticker Symbol: BGRWX)

a Series of Trust for Professional Managers

c/o U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201-0701

(877) 363-6333

October 18, 2023

Dear Shareholder:

We are sending this information to you because you are a shareholder of the Barrett Growth Fund (the “Existing Fund”), a series of Trust for Professional Managers (“TPM”). At the request of Barrett Asset Management, LLC, the Existing Fund’s investment adviser (“Barrett”), and after careful consideration and analysis, the Board of Trustees of TPM approved the reorganization (the “Reorganization”) of the Existing Fund into an identically named, newly created series (the “New Fund”) of Segall Bryant & Hamill Trust (“SBHT”), subject to the approval of the shareholders of the Existing Fund.

The proposed Reorganization will not result in any material changes to the Existing Fund’s investment objective or principal investment strategies or fundamental investment restrictions. The portfolio managers will continue to be the same for the New Fund, although the investment adviser will be Segall Bryant & Hamill, LLC (the “New Adviser”), an affiliate of Barrett, which are both wholly owned subsidiaries of CI Financial Corp. through its Corient Holdings Inc entity. (“CI Financial”)

A Special Meeting of Shareholders (“Special Meeting”) of the Existing Fund is to be held at 1 p.m. eastern standard time on November 2, 2023, at the offices of Barrett, located at 90 Park Ave., New York, NY 10016, where shareholders of the Existing Fund will be asked to vote on the Reorganization of the Existing Fund into the New Fund. A Combined Proxy Statement and Prospectus (the “Proxy Statement”) regarding the Special Meeting, a proxy card for your vote at the Special Meeting, and a postage-prepaid envelope in which to return your proxy card are enclosed.

As explained in the enclosed Proxy Statement, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization (“Reorganization Plan”), your current shares in the Existing Fund will be exchanged for shares of the New Fund at the closing of the Reorganization. If the parties comply with the terms of the Reorganization Plan and supply appropriate representation letters, the exchange is expected to qualify as a tax-free reorganization under federal income tax laws. You may purchase and redeem shares of the Existing Fund in the ordinary course until the last business day before the closing. Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the New Fund received in connection with the Reorganization.

The Existing Fund’s advisory fee is 1.00% of the Existing Fund’s average daily net assets. The New Fund’s advisory fee is 0.65% of the New Fund’s average daily net assets. While the Existing Fund has a 0.25% Rule 12b-1 Plan fee, the New Fund does not have a Rule 12b-1 Plan; however, the New Fund has a Shareholder Services Plan pursuant to which the New Fund pays a 0.25% fee for shareholder services. The New Fund pays its proportionate share (based on the New Fund’s average daily net assets) of an annual fee of 0.01% of SBHT’s average daily net assets, payable to the New Adviser for co-administration services the New Adviser provides to SBHT. It is anticipated that following the Reorganization, the New Fund’s other expenses (including the co-administration fee but excluding the shareholder servicing fee) will be

3

lower than the Existing Fund’s other expenses. It is anticipated that the total annual operating expenses of the New Fund (before fee waivers and expense reimbursements) will be lower than those of the Existing Fund. It is anticipated that, following the Reorganization, the New Fund’s net total annual operating expense ratio (after fee waivers and expense reimbursements) will also be lower than the Existing Fund’s current net total annual operating expense ratio (after fee waivers and expense reimbursements) as a result of the New Adviser’s contractual obligation to cap the New Fund’s expenses at a lower ratio. As a result, the amount that the New Adviser will be required to waive and/or reimburse would be reduced. No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization. CI Financial will pay, or cause one of its subsidiaries to pay, all expenses related to the Reorganization.

Shareholders of the Existing Fund will vote on the Reorganization into the New Fund. If shareholders of the Existing Fund approve the Reorganization and certain other closing conditions are met, the Reorganization is expected to take effect immediately prior to the open of business (8:00 a.m. Eastern Time) on or about November 20, 2023. At that time, the shares of the Existing Fund that you currently own will, in effect, be exchanged for shares of the New Fund. The Reorganization is intended to qualify as a reorganization under Section 368(a)(1)(F) of Internal Revenue Code of 1986, as amended (the “Code”) and as tax-free to the Existing Fund, to the New Fund and to you, assuming that you have held your shares of the Existing Fund as a capital asset. Shares in the New Fund will have the same aggregate net asset value as that of your Existing Fund shares at the time of the Reorganization. Shares will be exchanged as follows:

Trust for Professional Managers		Segall Bryant & Hamill Trust
Barrett Growth Fund	→	Barrett Growth Fund

The Board of Trustees of Trust for Professional Managers has unanimously approved the proposed Reorganization and recommends that you read the enclosed materials carefully and then vote “FOR” the proposals.

More information on the New Fund, the reasons for the proposed Reorganization and projected benefits of the Reorganization are contained in the enclosed Proxy Statement. You should review the Proxy Statement carefully and retain it for future reference. Shareholder approval is required to effect the Reorganization, which is expected to close immediately prior to the open of business (8:00 a.m. Eastern Time) on November 20, 2023.

If you have questions, please contact the Existing Fund at 1-877-363-6333.

Sincerely,

John Buckel

President

Trust for Professional Managers

4

TRUST FOR PROFESSIONAL MANAGERS

Barrett Growth Fund

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(877) 363-6333

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD NOVEMBER 2, 2023

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (“Special Meeting”) of the Barrett Growth Fund (the “Existing Fund”) is to be held at 1:00 p.m. eastern standard time on November 2, 2023, at the offices of Barrett Asset Management (“Barrett”), located at 90 Park Ave., New York, NY 10016 for the following purposes:

At the Special Meeting, shareholders of the Existing Fund will be asked to vote on the following proposals with respect to the Existing Fund:

(i)	To approve an Agreement and Plan of Reorganization (“Reorganization Plan”) by and among Trust for Professional Managers (“TPM”), on behalf of its series the Barrett Growth Fund; Segall Bryant & Hamill Trust (“SBHT”), on behalf of its identically-named series (“New Fund”); Segall Bryant & Hamill, LLC (“New Adviser”); and CI Financial Corp. through its Corient Holdings Inc entity; and

(ii)	To approve one or more adjournments of the Special Meeting to a later date to solicit additional proxies.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Shareholders of record of the shares of beneficial interest in the Existing Fund as of the close of business on September 18, 2023, are entitled to vote on the Reorganization of the Existing Fund at the Special Meeting or any adjournments or postponements thereof. If the necessary quorum to transact business is not obtained at the Special Meeting or if a quorum is obtained, but sufficient votes required to approve the Reorganization Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments or postponements of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. The Special Meeting may be held as adjourned or postponed within a reasonable time after the date set for the original meeting without further notice and in accordance with applicable law. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the SEC, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of TPM,

John Buckel

President

Trust for Professional Managers

October 18, 2023

5

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be held on November 2, 2023 or any adjournment or postponement thereof. This Notice and Combined Proxy Statement and Prospectus are available on the internet at https://www.barrettasset.com/barrettmutual. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Existing Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.

YOUR VOTE IS VERY IMPORTANT!

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp. c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

6

Custodial or Estate Accounts

(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

7

Trust for Professional Managers

Barrett Growth Fund

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(877) 363-6333

QUESTIONS & ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: October 18, 2023

Question: What is this document and why did you send it to me?

Answer: The attached document is a proxy statement for the Barrett Growth Fund (the “Existing Fund”), and a prospectus for shares of the identically named, newly-created series (the “New Fund”) of Segall Bryant & Hamill Trust (“SBHT”). The purpose of this Combined Proxy Statement and Prospectus (“Proxy Statement”) is to solicit votes from shareholders of the Existing Fund to approve the proposed reorganization of the Existing Fund into the New Fund (the “Reorganization”) as described in the Agreement and Plan of Reorganization (the “Reorganization Plan”) by and among Trust for Professional Managers (“TPM”), on behalf of the Existing Fund; SBHT, on behalf of the New Fund; Segall Bryant & Hamill, LLC, the investment adviser for the New Fund (the “New Adviser”); and CI Financial Corp. through its Corient Holdings Inc entity (“CI Financial”).

The Proxy Statement contains information that shareholders of the Existing Fund should know before voting on the Reorganization. The Proxy Statement should be reviewed and retained for future reference.

Question: What is the purpose of the Reorganization?

Answer: The primary purpose of the Reorganization is to move your Existing Fund from its existing trust to another trust – SBHT – which the New Adviser, an affiliate of Barrett Asset Management, LLC (“Barrett”), the investment adviser to the Existing Fund, believes will allow the New Fund to lower total net annual fund operating expenses (after fee waivers and reimbursements) as compared to the Existing Fund. Following the Reorganization, the portfolio managers of the Existing Fund, who are currently employed by both Barrett and Corient which are both wholly owned affiliates of CI Financial, will become employees of the New Adviser while remaining employees of Corient and they will continue to manage the New Fund.

Following the Reorganization, third-party service providers for the New Funds will be: Ultimus Fund Solutions, LLC (accounting, co-administrative, transfer agency, dividend disbursing agency, and shareholder servicing agency) (“Ultimus”); Ultimus Fund Distributors, LLC (“Distributor”); Brown Brothers Harriman, will serve as the New Fund’s custodian (“Custodian”); Cohen & Company Ltd., (independent registered public accounting firm) (“Cohen”); and Davis Graham & Stubbs LLP (counsel to SBHT and the independent trustees of SBHT). In addition, the New Fund will be overseen by a different Board of Trustees and will have different officers, including a new President, Secretary, Treasurer, Assistant Treasurer, and Chief Compliance Officer.

8

The New Adviser believes that, following the Reorganization, the New Fund’s net total annual expense ratio (after fee waivers and expense reimbursements) will be lower than the Existing Fund’s current net total annual expense ratio (after fee waivers and expense reimbursements). In addition, the New Adviser believes that the net total operating expenses of the New Fund (before fee waivers and expense reimbursements) will be lower than those of the Existing Fund. As a result, the amount that the New Adviser will be required to waive and/or reimburse would be reduced.

Barrett, the New Adviser, and the Board of Trustees of TPM each recommends that the Existing Fund be reorganized as a series of SBHT.

Question: How will the Reorganization work?

Answer: To reorganize the Existing Fund into SBHT, a new fund with substantially the same investment objective and investment strategies as the Existing Fund has been created as a new series of SBHT. If shareholders of the Existing Fund approve the Reorganization Plan, the Existing Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund and the New Fund’s assumption of all of the Existing Fund’s liabilities. The New Fund will issue to the Existing Fund shares of the New Fund with an aggregate net asset value (“NAV”) equal to the aggregate value of the assets that it receives from the Existing Fund, less the liabilities it assumes from the Existing Fund (the “Reorganization Shares”). The Reorganization Shares will be distributed to the shareholders of the Existing Fund (in liquidation of such Existing Fund). After the Reorganization is complete, shareholders of the Existing Fund will be shareholders of the New Fund, and the Existing Fund will wind down its business and affairs and will be dissolved.

Please refer to the Proxy Statement for a detailed explanation of the proposal. If the Reorganization Plan is approved by shareholders of the Existing Fund at the Special Meeting of Shareholders to be held at 1:00 pm eastern time on November 2, 2023, at the offices of Barrett Asset Management, located at 90 Park Avenue, New York, NY 10016 (“Special Meeting”), the Reorganization presently is expected to be effective immediately prior to the open of business (8:00 a.m. Eastern Time) on or about November 20, 2023 (“Effective Time”).

Question: How will the Reorganization affect me as a shareholder?

Answer: If you are a shareholder of the Existing Fund, you will become a shareholder of the New Fund. The New Fund shares that you receive immediately following the Reorganization will have a total NAV equal to the total NAV of the shares you held in the Existing Fund as of the Effective Time. The Reorganization will not affect the value of your investment at the time of the Reorganization. The Reorganization is expected to be tax-free to the Existing Fund and its shareholders. It is expected that your aggregate tax basis in the Existing Fund shares will carry over to your New Fund shares, and the holding period for such New Fund shares will include the holding period for the shareholder’s Existing Fund shares provided that you held such Existing Fund shares as capital assets. It is expected that the taxable year of the Existing Fund will not end on the date of the Reorganization merely because of the closing of the Reorganization.

The New Fund’s investment adviser will be a different investment adviser from that of the Existing Fund, however the portfolio managers responsible for managing the Existing Fund will continue to manage the New Fund following the Reorganization. The investment objective and principal investment strategies of the New Fund will be substantially the same as the investment objective and principal investment strategies of the Existing Fund.

9

The Reorganization will affect certain service providers to the Existing Fund as follows:

Service Providers	Existing Fund	New Fund
Investment Adviser	Barrett Asset Management, LLC	Segall Bryant & Hamill, LLC
Distributor & Principal Underwriter	Quasar Distributors, LLC	Ultimus Fund Distributors, LLC
Custodian	U.S. Bank n.a.	Brown Brothers Harriman
Transfer Agent, Fund Accountant & Fund Administrator	U.S. Bancorp Fund Services, LLC	Ultimus Fund Solutions, LLC
Co-Administrator	N/A	Segall Bryant & Hamill, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.

The Reorganization will move the assets of the Existing Fund from TPM, a Delaware statutory trust, to the New Fund, a series of SBHT, a Massachusetts business trust. Following the Reorganization, the New Fund will operate under the supervision of a different Board of Trustees. TPM is governed by a declaration of trust and by-laws. SBHT is governed by a declaration of trust and code of regulations. The differences between the organizational documents of each of TPM and SBHT are immaterial with respect to operation of the Funds. The most significant difference between the two Trusts is that each is overseen by a different Board and will have different officers, including a new President, Secretary, Treasurer, Assistant Treasurer, and Chief Compliance Officer. More discussion on Delaware statutory trusts and Massachusetts business trusts is below under “Form of Organization” in the Proxy Statement.

Question: Who will manage the New Fund?

Answer: Segall Bryant & Hamill, LLC will be the investment adviser and responsible for overseeing the management of the New Fund. The New Adviser is an affiliate of Barrett Asset Management, LLC, the investment adviser to the Existing Fund, both of which are wholly owned subsidiaries of CI Financial. As a result of a corporate restructuring by CI Financial, Barrett Asset Management will be dissolved following the Reorganization and the portfolio managers of the Existing Fund will become employees of the New Adviser and CI Financial.

Question: How will the Reorganization affect the fees and expenses I pay as a shareholder of the Existing Fund?

Answer: The Existing Fund’s advisory fee is 1.00% of the Existing Fund’s average daily net assets. The New Fund’s advisory fee is 0.65% of the New Fund’s average daily net assets. While the Existing Fund has a 0.25% Rule 12b-1 Plan fee, the New Fund does not have a Rule 12b-1 Plan; however, the New Fund has a Shareholder Services Plan pursuant to which the New Fund pays a 0.25% fee for shareholder services. The New Fund pays its proportionate share (based on the New Fund’s average daily net assets) of an annual fee of 0.01% of SBHT’s average daily net assets, payable to the New Adviser for co-administration services the New Adviser provides to SBHT. It is anticipated that following the Reorganization, the New Fund’s other expenses (including the co-administration fee but excluding the shareholder servicing fee) will be lower than the Existing Fund’s other expenses. It is anticipated that the total annual operating expenses of the New Fund (before fee waivers and expense reimbursements) will be lower than those of the Existing

10

Fund. It is anticipated that, following the Reorganization, the New Fund’s net total annual operating expense ratio (after fee waivers and expense reimbursements) will also be lower than the Existing Fund’s current net total annual operating expense ratio (after fee waivers and expense reimbursements) as a result of the New Adviser’s contractual obligation to cap the New Fund’s expenses at a lower ratio. As a result, the amount that the New Adviser will be required to waive and/or reimburse would be reduced. No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization. CI Financial will pay, or cause one of its subsidiaries to pay, all expenses related to the Reorganization.

The New Adviser has contractually agreed, pursuant to an Expense Limitation Agreement, to reduce its fees and/or absorb expenses of the New Fund through at least November 30, 2025 to ensure that the total net annual fund operating expenses after fee waiver and/or reimbursement (exclusive of acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses) do not exceed 0.99% of the New Fund’s average daily net assets. Following the Reorganization, the New Adviser will not be able to recoup expenses waived by Barrett prior to the date of the Reorganization.

Question: Will the Reorganization result in any federal income taxes?

Answer: Neither the Existing Fund nor its shareholders are expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization. If the parties comply with the terms of each applicable Reorganization Plan and supply appropriate representation letters, TPM and SBHT will receive an opinion, based upon, and subject to, the accuracy of the representation letters and based upon certain assumptions and subject to certain qualifications, that the Reorganization is a tax-free reorganization under federal income tax laws. Shareholders should consult their tax advisors about the effect of the Reorganization on their federal income taxes in light of their individual circumstances and the possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganization only.

Question: Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganization?

Answer: No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganization.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal to approve the Reorganization Plan can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer: CI Financial will pay, or cause one of its subsidiaries to pay, all expenses related to the Special Meeting and the Reorganization.

11

Question: What will happen if the Reorganization Plan is not approved by shareholders?

Answer: If shareholders of the Existing Fund do not approve the Reorganization Plan, the Reorganization of such Fund will not take effect and the Board of Trustees of TPM will consider what action it deems would be in the best interests of the Existing Fund and its shareholders, including the possibility of liquidating the Existing Fund.

Question: How do I vote my shares?

Answer: You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card. You may also vote your shares in person by personally attending the Special Meeting at 1:00 pm eastern time on November 2, 2023 at the offices of Barrett Asset Management, located at 90 Park Avenue, New York, NY 10016.

Question: Who do I call if I have questions?

Answer: If you have any questions about the Reorganization, Reorganization Plan, this Proxy Statement or the proxy card, please do not hesitate to call the Existing Fund at 1-877-363-6333 or Broadridge at 1-833-501-4708. Broadridge representatives are available to answer your call Monday through Friday, 9:00 a.m. to 10:00 p.m. Eastern Time.

12

COMBINED PROXY STATEMENT/PROSPECTUS

October 18, 2023

FOR THE REORGANIZATION OF

Barrett Growth Fund

(a series of Trust for Professional Managers)

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(877) 363-6333

IN EXCHANGE FOR SHARES OF

Barrett Growth Fund

(a series of Segall Bryant & Hamill Trust)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(800) 392-2673

This Combined Proxy Statement and Prospectus (“Proxy Statement”) is a proxy statement for the Existing Fund (as defined below) and a prospectus for the New Fund (as defined below). This Proxy Statement contains information you should know before voting on the following proposals with respect to the Existing Fund, as indicated below. Please read this Proxy Statement and keep it for future reference.

Proposal 1	To approve an Agreement and Plan of Reorganization (“Reorganization Plan”) by and among Trust for Professional Managers (“TPM”), on behalf of its series the Barrett Growth Fund (“Existing Fund”); Segall Bryant & Hamill Trust (“SBHT”), on behalf of its identically-named series (“New Fund”); Segall Bryant & Hamill, LLC (“New Adviser”); and CI Financial Corp. through its Corient Holdings Inc entity (“CI Financial”); and

Proposal 2	To approve any adjournments of the Special Meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to constitute a quorum or to approve Proposal 1.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

Under the Reorganization Plan, the Existing Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund and the assumption by the New Fund of all of the liabilities of the Existing Fund. Shares of the New Fund will be distributed proportionately to shareholders of the Existing Fund (“Reorganization”).

The Proposals will be considered at a special meeting of shareholders (“Special Meeting”) to be held at the offices of Barrett Asset Management, located at 90 Park Avenue, New York, NY 10016 on November 2, 2023 at 1:00 p.m. eastern standard time.

TPM is an open-end management investment company organized as a Delaware statutory trust. Segall Bryant & Hamill Trust is an open-end management investment company organized as a

13

Massachusetts business trust. Segall Bryant & Hamill, LLC is the investment adviser for the New Fund and will be responsible for providing investment advisory and portfolio management services to the New Fund following the completion of the Reorganization.

If you need additional free copies of this Proxy Statement, please contact the Existing Fund at 877-363-6333 or in writing at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202. Additional copies of this Proxy Statement will be delivered to you promptly upon request. For a free copy of the Existing Fund’s annual report for the fiscal year ended May 31, 2023 please contact the Existing Fund at 877-363-6333 or in writing at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202.

How the Reorganization Will Work:

●	The Existing Fund will transfer all of its assets to the New Fund in exchange for shares of the New Fund (“Reorganization Shares”) and the assumption by the New Fund of all of the Existing Fund’s liabilities.

●	The New Fund will issue Reorganization Shares with an aggregate net asset value (“NAV”) equal to the aggregate value of the assets that it receives from the Existing Fund, less the liabilities it assumes from the Existing Fund. The Reorganization Shares will be distributed to the shareholders of the Existing Fund (in liquidation of such Existing Fund).

●	After the Reorganization is complete, shareholders of the Existing Fund will be shareholders of the New Fund, and the Existing Fund will wind down its business and affairs and will be dissolved.

The Board of Trustees of TPM (the “TPM Board” or “Board”) considered the proposed Reorganization, and, after careful consideration, the Board approved the Reorganization. A copy of the form of the Reorganization Plan is attached to this Proxy Statement as Appendix A. As further described later in this Proxy Statement, the Reorganization Plan is required to be approved by a majority of the shares (as defined under the 1940 Act) represented at the Special Meeting, either in person or by proxy. Accordingly, shareholders of the Existing Fund are being asked to vote on and approve the Reorganization Plan.

The Existing Fund’s Prospectus dated September 28, 2023 and Annual Report to Shareholders for the fiscal year ended May 31, 2023 containing audited financial statements, have been previously delivered to shareholders. Copies of these documents are available upon request and without charge by writing to TPM at 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202, through the Internet at www.barrettasset.com/barrettmutual or by calling 877-363-6333.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this Proxy Statement:

●	The Prospectus and Statement of Additional Information for the Existing Fund dated September 28, 2023 are incorporated by reference to Post-Effective Amendment No. [___] to TPM’s Registration Statement on Form N-1A (File No. 811-10401), filed with the SEC on September [__], 2023.

●	The Report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Fund is incorporated by reference to the Annual Report of the Existing Fund for the fiscal year ended May 31, 2023, filed on Form N-CSR (File No. 811-10401) with the SEC on August 3, 2023.

14

●	The Prospectus and Statement of Additional Information for the New Fund dated [_______] [__], 2023, are incorporated by reference to Post-Effective Amendment No [__] to SBHT’s Registration Statement on Form N-1A (File No. 811-03373), filed with the SEC on [________] [__], 2023.

This Proxy Statement will be mailed on or about October 20, 2023 to shareholders of record of the Existing Fund as of September 18, 2023 (“Record Date”).

Copies of these materials and other information about SBHT, the Existing Fund and the New Fund are available upon request and without charge by writing to the appropriate address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Existing Fund:	For inquiries regarding the New Fund:

Barrett Growth Fund	Barrett Growth Fund

c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701 (877) 363-6333 www.barretasset.com/barrettmutual	c/o Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (800) 392-2673 www.sbhfunds.com

Shareholder approval is required to effect the Reorganization. The Special Meeting is scheduled for November 2, 2023. If you are unable to attend the Special Meeting, please complete and return the enclosed Proxy Card by November 1, 2023.

The Board of Trustees of TPM has unanimously approved the Proposals and recommends shareholders of the Existing Fund approve the Proposals.

The SEC has not approved or disapproved the New Fund’s shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

_____________________________________

15

i

SUMMARY

This Proxy Statement is being used by the Existing Fund to solicit proxies to vote at the Special Meeting and any adjournments or postponements thereof. The following is a summary of more complete information appearing later in this Proxy Statement or incorporated herein. You should read carefully the entire Proxy Statement, including the Reorganization Plan for the Existing Fund, the form of which is attached as Appendix A, because it contains details that are not in the summary.

Under the Reorganization Plan, the Existing Fund would be reorganized into a newly created series of SBHT. The New Fund was created solely for the purpose of acquiring and carrying on the business of the Existing Fund and will not engage in any operations prior to the Reorganization other than in connection with organizational activities. If shareholders of the Existing Fund approve the Reorganization Plan, the Existing Fund will transfer all of its assets to the New Fund in exchange for shares of such New Fund and such New Fund’s assumption of the Existing Fund’s liabilities. The Reorganization Plan further provides that shares of the New Fund will then be distributed to the shareholders of the Existing Fund. The Reorganization, if approved by shareholders, is expected to take place immediately prior to the open of business (8:00 a.m. Eastern Time) on or about November 20, 2023, although that date may be adjusted in accordance with the terms of the Reorganization Plan.

The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1)(F) of the Code. For information on the tax consequences of the Reorganization, see the section titled “Information about the Reorganization – Federal Income Tax Consequences” in this Proxy Statement.

The TPM Board has fixed the close of business on September 18, 2023 as the record date for the determination of shareholders entitled to receive notice of and to vote at the Special Meeting and any adjournments and postponements thereof. In considering whether to approve the Reorganization, you should review the information in this Proxy Statement.

PROPOSAL 1: REORGANIZATION PROPOSAL

Comparison of the Existing Fund’s and the New Fund’s Investment Objectives, Principal Investment Strategies and Principal Risks.

The Existing Fund and the New Fund have identical investment objectives and substantially the same principal investment strategies, which are presented below. The New Fund has been created as a new series of SBHT solely for the purpose of acquiring the Existing Fund’s assets and continuing its investment business and will not conduct any investment operations until after the closing of the Reorganization. For a comparison of the Existing Fund’s and the New Fund’s investment limitations, please see the section “Additional Information about the Existing Fund and the New Fund—Comparison of Investment Limitations,” below.

Investment Objective

The Existing Fund and the New Fund share the same investment objective:

Existing Fund	New Fund
To seek to achieve long term capital appreciation and to maximize after-tax returns.	Identical

Principal Investment Strategies

A discussion regarding certain principal investment strategies of the Existing Fund and the New Fund is set forth below. Please note that the references to “the Adviser” in the Existing Fund disclosure refers to Barrett, while the New Fund’s disclosure will refer to the New Adviser. The principal investment strategies of the Existing Fund are substantially similar to the New Fund.

Existing Fund	New Fund

The Fund invests primarily in a diversified portfolio of common stocks of large- and mid-cap U.S. companies, as well as global companies traded on a U.S. exchange, selected by the Adviser. The Fund considers mid-cap companies to be companies with market capitalizations of approximately $2 billion to $15 billion and large-cap companies to be companies with market capitalizations greater than $15 billion. The Fund may also purchase securities with an equity component, such as preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock.

The Fund may invest up to 25% of its net assets in foreign securities, and will normally make such investments through the purchase of American Depositary Receipts (“ADRs”).

The Fund takes a conservative approach to growth stock investing that emphasizes “Growth at a Reasonable Price.” The Fund invests in common stocks of high-quality companies that the Adviser believes have superior growth potential and stocks that can be purchased at reasonable prices. The Fund makes investments in companies that have solid long-term earnings prospects and the Fund expects to hold these investments for prolonged periods of time, thereby avoiding short-term capital gains, which are taxable to shareholders at higher rates than long-term capital gains. The Adviser focuses on identifying companies that will produce earnings and cash flow growth in excess of companies in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”). The Adviser makes investments in companies that it believes produce superior earnings at reasonable valuations. Superior relative earnings growth is usually driven by new products and services, niche products in growth sectors and industries, open-ended global growth opportunities, and cyclical companies whose margins are benefiting from a recovery in their respective industries. Stocks are sold when there is likely to be deterioration in earnings growth or other financial metrics, including balance sheet items. Maintaining a competitive industry position and management stability are also important factors in retaining a company position. Unusually weak relative stock market performance is another signal that prompts the Adviser to reevaluate a holding.

The Adviser mitigates risk in several ways. In order to invest in a specific company, the Adviser carefully analyzes the company’s balance sheet and overall ability to withstand adverse economic

Identical, except that the disclosure for the New Fund indicates that short-term capital gains are taxable at rates “applicable to ordinary income,” rather than “higher rates than long-term capital gains.”

conditions. More broadly, the Adviser diversifies the portfolio across multiple industries, economic sectors and geographic regions to reduce the risk of a particular industry’s or region’s weakness adversely affecting the Fund’s performance. Since the Adviser focuses on buying companies at reasonable valuations, the risk of overpaying for companies with strong earnings growth is also reduced. The Fund invests in companies across the large- and mid-capitalization spectrum which provides the Fund with exposure to companies of different revenue and earnings levels. Finally, the Fund emphasizes objectivity in evaluating existing holdings and sells holdings when the fundamental outlook for a company is expected to deteriorate.

From time to time, the Fund may purchase options, futures contracts or other instruments, such as depositary receipts, that relate to a particular stock index, to allow the Fund to quickly invest excess cash in order to gain exposure to the markets until the Fund can purchase individual stocks.

Principal Risks

A discussion regarding the principal risks of investing in the Existing Fund and the New Fund is set forth below. The Existing Fund’s and New Fund’s principal risks are identical.

Existing Fund	New Fund
Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.	Identical.
General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.	Identical.
Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and the impact of COVID-19. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.	Identical.

Equity Market Risk. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which a Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.	Identical.
Foreign Securities Risk. The risks of investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and between U.S> and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Income earned on foreign stocks and securities may be subject to foreign withholding taxes.	Identical.
Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.	Identical.
Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.	Identical.
Mid-Capitalization Company Risk. The mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.	Identical.
Options and Futures Risk. Options and futures may be more volatile than investments in securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.	Identical.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.	Identical.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

Performance

The performance information demonstrates the risks of investing in the Existing Fund by showing changes in the Existing Fund’s performance from year to year. The Average Annual Total Returns table also demonstrates these risks by showing how the Existing Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of a Lipper peer group (a group of mutual funds with characteristics similar to those of the Existing Fund). Past performance of the Existing Fund is not necessarily an indication of how the Existing Fund or the New Fund will perform in the future. The New Fund has no performance history, as it will not commence investment operations until after the Reorganization is completed. Following the Reorganization, the New Fund will assume the performance information of the Existing Fund and will be subject to identical risks, as described above.

Existing Fund

During the period shown in the bar chart, the best performance for a quarter was 22.72% (for the quarter ended June 30, 2020) and the worst performance was -17.54% (for the quarter ended March 31, 2020). The Fund’s calendar year-to-date return as of June 30, 2023 was 19.98%.

AVERAGE ANNUAL TOTAL RETURNS

For the Period Ended December 31, 2022

	1 Year	5 Years	10 Years
Return Before Taxes	-24.61%	9.18%	11.55%
Return After Taxes on Distributions*	-27.87%	7.02%	10.29%
Return After Taxes on Distributions and sale of shares	-12.28%	7.35%	9.63%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	-18.11%	9.42%	12.56%
Lipper Large-Cap Growth Funds Index (reflects no deduction for fees, expenses, or taxes)	-32.03%	8.91%	12.35%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

The following table describes the expenses that you may pay if you buy, hold, and sell shares of the Existing Fund compared to the New Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below. These fees and expenses are based on expenses incurred by the Existing Fund during its most recently completed fiscal year.

The Existing Fund and the New Fund each offer one share class.

	Existing Fund		New Fund (and Combined Pro Forma)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		0.65%
Distribution (12b-1) Fees[1]	0.25%		None
Other Expenses	0.98%		0.67%
Shareholder service fee	None		0.25%
All other expenses	0.98%		0.42%
Total Annual Fund Operating Expenses	2.23%		1.32%
Fee Waiver and Expense Reimbursement	(0.98	)%(2)	(0.33	)%(3)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.25%		0.99%

1	The Existing Fund accrued 12b-1 fees in the amount of 0.17% during the prior fiscal year.
2

Pursuant to an operating expense limitation agreement between Barrett Asset Management, LLC, the Fund’s existing investment adviser (“Barrett,”) and TPM, on behalf of the Existing Fund, Barrett has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Existing Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excluded Expenses”)) do not exceed 1.00% of the Existing Fund’s average daily net assets through September 30, 2024. Under the former operating expense limitation agreement,

Barrett agreed to waive its management fees and/or reimburse Existing Fund expenses to ensure Total Annual Fund Operating Expenses (exclusive of Excluded Expenses), did not exceed 1.25% of the Existing Fund’s daily net assets. The current operating expense limitation agreement became effective on August 12, 2021. The current operating expense limitation agreement can be terminated only by, or with the consent of, the TPM Board. To the extent the Existing Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement, may be greater than 1.00%. Barrett may request recoupment of previously waived fees and paid expenses from the Existing Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Existing Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

3	Segall Bryant & Hamill, LLC has contractually agreed until at least November 30, 2025 to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses to average net assets as reported in the New Fund’s Financial Highlights will be no more than 0.99% for such period. This agreement may not be terminated or modified by the New Adviser prior to November 30, 2025 without the approval of the SBHT Board of Trustees. Following the Reorganization, the New Adviser will not be able to recoup expenses waived by Barrett prior to the date of the Reorganization.

Example

The Example below is intended to help you compare the costs of investing in the Existing Fund and the New Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the New Fund, the Example assumes that the Reorganization has been completed. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account the expense cap in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Existing Fund	$127	$465	$895	$2,095
New Fund (Pro Forma)	$101	$386	$692	$1,561

Portfolio Turnover

The Existing Fund pays, and the New Fund will pay, transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Fee Table Example above, affect the Fund’s performance. During the most recent fiscal year ended May 31, 2023 the portfolio turnover rate for the Existing Fund was 4% of the average value of its portfolio. Because the New Fund is newly organized, no portfolio data is available.

Comparison of Investment Limitations

This section will help you contrast the fundamental and non-fundamental investment policies and restrictions of the Existing Fund and the New Fund.

Fundamental Investment Limitations

The fundamental investment limitations of the Existing Fund and the New Fund are identical. These limitations cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

Form of Organization

The Existing Fund is organized as a diversified series of TPM, an open-end management investment company organized as a Delaware statutory trust. The New Fund is organized as a diversified series of SBHT, an open-end management investment company organized as a Massachusetts business trust. There is no significant difference between the governing documents for each of TPM and SBHT. The most significant difference between the two Trusts is that each is overseen by a completely different Board of Trustees. For a comparison of certain differences in shareholder rights, please see “Additional Information about the Reorganization—Description of the Securities to be Issued; Rights of Shareholders,” below.

Comparison of Distribution, Purchase & Redemption Procedures

Distribution. Quasar Distributors, LLC, 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, serves as distributor to the Existing Fund. Ultimus Fund Distributors, LLC., 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the New Fund’s exclusive agent for the distribution of the New Fund’s shares. Ultimus Fund Distributors, LLC, Inc. may sell the New Fund’s shares to or through qualified securities dealers or others.

Minimum Initial and Subsequent Investment Amounts. The New Fund will offer the same initial and subsequent investment minimums as the Existing Fund, which are as follows:

Initial Purchase (regular account)	$2,500
Subsequent Purchases (regular account only)	$50
Initial Purchase (retirement account)	$1,000
Initial Purchase (education account)	$500

Shares for both the Existing Fund and the New Fund may be purchased by mail, by phone, by wire, or from your dealer, financial advisor or other financial intermediary. Please see the Existing Fund’s prospectus, incorporated by reference into this Proxy Statement, for additional information about purchasing of shares of the Existing Fund. Please see the New Fund’s Prospectus dated [_______], 2023, which is incorporated herein by reference for additional information about purchasing shares of the New Fund.

Redemptions. The Existing Fund and the New Fund both allow for redemption payments in the form of check or federal wire transfer. For both the Existing Fund and the New Fund, redemption requests may be made by mail or telephone. Please see the Existing Fund’s prospectus, incorporated by reference into this Proxy Statement, for additional information about redeeming Existing Fund shares. Please see the New Fund’s Prospectus dated [_______], 2023, which is incorporated herein by reference for additional information about redeeming shares of the New Fund.

Capitalization

The following table sets forth, as of August 31, 2023, the capitalization of the Existing Fund and the hypothetical unaudited pro forma capitalization of the New Fund assuming the proposed Reorganization had taken place as of that date. While the New Fund will not have any assets until after the Reorganization is complete, the table reflects the amount it would have if the Reorganization was completed as of August 31, 2023.

Barrett Growth Fund
Name	Net Assets	Net Assets per Share	Shares Outstanding
Existing Fund	$25,581,470	$23.58	1,084,738
New Fund (pro forma)	$25,581,470	$23.58	1,084,738

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Proxy Statement relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement, the New Fund’s Prospectus and Statement of Additional Information, and the Reorganization Plan. Shareholders should read this entire Proxy Statement carefully.

Board’s Approval

At the request of Barrett, and after careful consideration, the Board of Trustees of TPM approved the Reorganization of each Existing Fund into the corresponding New Fund, subject to the approval of the shareholders of each Existing Fund.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.

CI Financial, the parent company of both Barrett and the New Adviser, is in the process of restructuring its U.S. affiliated investment advisory businesses. As part of that process, CI Financial is seeking to consolidate the mutual fund businesses of its affiliated advisers to the New Adviser to ease the burden of many smaller advisers having to comply with the enhanced compliance and other requirements specific to investment advisers to registered investment companies. In light of this restructuring, CI Financial and Barrett, the Existing Fund’s investment adviser, proposed to the Board of Trustees of the Existing Fund the Reorganization of the Existing Fund into a newly created series of SBHT that would have the same portfolio managers, investment objective, investment strategies and risks of the Existing Fund. In addition, CI Financial and Barrett believe that the proposed Reorganization would also provide the Existing Fund with the ability to experience economies of scale by being included in a suite of funds with the same service providers.

Board Considerations.

The TPM Board considered the Reorganization at a meeting held on August 17, 2023. At the meeting, the TPM Board reviewed and considered various information provided by the New Adviser relating to the Reorganization, and considered, among other things, the factors discussed below, in light of their fiduciary duties under federal and state law. After careful consideration, the TPM Board, including all trustees who are not “interested persons” under the 1940 Act of TPM, the New Adviser, Barrett or their affiliates, with the advice and assistance of counsel, determined that the Reorganization Plan would be in the best interests of the Existing Fund and its shareholders, and that such shareholders’ interests would not be diluted as a result of the Reorganization. The TPM Board approved the Reorganization Plan and recommends that the shareholders of the Existing Fund vote in favor of the Reorganization Plan relating to the Reorganization of the Existing Fund. As part of its consideration, the TPM Board considered various factors, including among other items:

(1)	the terms and conditions of the Reorganization;

(2)	the compatibility of the investment objectives, strategies and restrictions of the Existing Fund and the New Fund, including that the New Fund will have the same investment objective and investment restrictions and substantially similar investment strategies as the Existing Fund;

(3)	the continuity of the same portfolio management team as a result of the Reorganization;

(4)	the relative size of the Existing Fund and the New Fund;

(5)	possible benefits to the shareholders of the Existing Fund, including potential cost savings, greater economies of scale and increased marketing and distribution efforts;

(6)	how the Existing Fund’s share class will be mapped to the New Fund and the impact of the Reorganization on the rights and privileges of the shareholders of the Existing Fund as compared to those they will be subject to as shareholders of the New Fund;

(7)	the expense ratios and information regarding the fees and expenses of the Existing Fund and the New Fund and the New Adviser’s commitment to waive its investment advisory and/or administration fees and/or reimburse other expenses, so that the ratio of expenses to average net assets will be no more than 0.99%;

(8)	the expected federal tax consequences of the Reorganization, including the anticipated tax-free nature of the Reorganization for the Existing Fund and its shareholders;

(9)	the costs to be incurred in connection with the Reorganization and the fact that the Existing Fund and New Fund will not bear them;

(10)	the interests of the shareholders of the Existing Fund will not be diluted as a result of the Reorganization; and

(11)	the possible alternatives to the Reorganization.

Based on the foregoing, the TPM Board approved the Reorganization Plan and recommends that the shareholders of the Existing Fund vote “FOR” the approval of the Reorganization Plan relating to the Reorganization of the Existing Fund.

Reorganization Plan. The Reorganization Plan sets forth the terms by which the Existing Fund will be reorganized into the New Fund. A form of the Reorganization Plan is attached as Appendix A. Shareholders are encouraged to read the entire Reorganization Plan. The following sections summarize the material terms of the Reorganization Plan and the anticipated federal income tax treatment of the Reorganization.

The Reorganization Plan provides that upon the transfer of all of the assets and all of the liabilities of the Existing Fund to the New Fund, such New Fund will issue to the Existing Fund that number of full and fractional shares, having an aggregate net asset value equal in value to the aggregate net asset value of the Existing Fund’s shares, calculated as of the close of business (4:00 p.m. Eastern Time) on November 17, 2023 or such other date as is agreed to by the parties (the “Valuation Date”). The Existing Fund will redeem its shares in exchange for the Reorganization Shares received by it. The Existing Fund will distribute such shares to the shareholders of the Existing Fund in complete liquidation of the Existing Fund. Shareholders of the Existing Fund will receive Reorganization Shares based on their respective holdings in the Existing Fund as of the Valuation Date.

Upon completion of the Reorganization, shareholders of the Existing Fund will own that number of full and fractional shares of the New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Existing Fund as of the Valuation Date. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Date, shareholders of the Existing Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Existing Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of the New Fund received from the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Existing Fund will be canceled on the books of the Existing Fund and the transfer agent’s books of the Existing Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel of the New Fund addressed to the Existing Fund and the New Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be immediately prior to the open of business (8:00 a.m. Eastern Time) on or about November 20, 2023, or such other date as is agreed to by the parties.

The Reorganization Plan may be changed by an agreement signed by each party to the agreement.

Costs and Expenses of the Reorganization. The Reorganization Plan provides that CI Financial will pay, or cause its subsidiaries to pay, all expenses related to the Reorganization.

Federal Income Tax Consequences.

Note: Shareholders of the Existing Fund are urged to consult their own tax advisors to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein in light of their particular tax circumstances.

As a non-waivable condition to the consummation of the Reorganization, the New Fund and the Existing Fund will receive an opinion from the law firm of Davis Graham & Stubbs LLP, substantially to the effect that, based on certain facts, assumptions and representations and covenants made by the New Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)	The transfer of all the Existing Fund’s assets to the New Fund in exchange solely for New Fund shares and the assumption by the New Fund of all the liabilities of the Existing Fund followed by the pro rata distribution, by the Existing Fund of all the New Fund shares to the Existing Fund shareholders in complete liquidation of the Existing Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the New Fund and the Existing Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)	No gain or loss will be recognized by the New Fund upon the receipt of all the assets of the Existing Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all the liabilities of the Existing Fund.

(c)	No gain or loss will be recognized by the Existing Fund upon the transfer of all the Existing Fund’s assets to the New Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all the liabilities of the Existing Fund or upon the distribution (whether actual or constructive) of the New Fund shares to the Existing Fund shareholders solely in exchange for such shareholders’ shares of the Existing Fund in complete liquidation of the Existing Fund.

(d)	No gain or loss will be recognized by the Existing Fund shareholders upon the exchange of their Existing Fund shares solely for New Fund shares in the Reorganization.

(e)	The aggregate basis of the New Fund shares received by each Existing Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Existing Fund shares exchanged therefor by such shareholder. The holding period of New Fund shares received by each Existing Fund shareholder will include the period during which the Existing Fund shares exchanged therefor were held by such shareholder, provided such Existing Fund shares are held as capital assets at the time of the Reorganization.

(f)	The basis of the Existing Fund’s assets transferred to the New Fund will be the same as the adjusted basis of such assets to the Existing Fund immediately before the Reorganization. The holding period of the assets of the Existing Fund in the hands of the New Fund will include the period during which those assets were held by the Existing Fund (except where the New Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period).

(g)	The taxable year of the Existing Fund will not end merely as a result of the Reorganization.

(h)	Under Treasury Regulations Section 1.381(b)-1(a)(2), the New Fund will be treated for purposes of section 381 of the Code just as the Existing Fund would have been treated if there had been no Reorganization, and the Tax attributes of the Existing Fund enumerated in Section 381(c) of the Code will be taken into account by the New Fund as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to (1) the effect of the Reorganization on the Existing Fund or the New Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction, (3) the effect of the Reorganization on the Existing Fund with respect to any transferred asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes under a mark-to-market system of accounting (including under Section 1256 of the Code), or (4) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Existing Fund and the New Fund, and the Existing Fund and the New Fund will cooperate to make and certify the accuracy of such representations.

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in the Existing Fund’s shareholder recognizing gain or loss with respect to the New Fund’s share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of the Existing Fund’s shares received in exchange therefor. In such event, a shareholder’s aggregate basis in the shares of the Existing Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held shares of the New Fund.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders are urged to consult their tax advisers as to the specific tax consequences to them under the federal income tax laws given each shareholder’s own particular tax circumstances, as well as any consequences under other applicable state or local or foreign tax laws.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Investment Advisers.

Barrett Asset Management, LLC, a Delaware limited liability company (“Barrett”), located at 90 Park Avenue, New York, New York 10016, has served as the adviser to the Existing Fund since its inception. As of June 30, 2023, Barrett managed over $2.65 billion of client assets under management, of which approximately $2.415 billion is invested in equity securities. Barrett has approximately 998 client accounts, including families, individuals, foundations and other organizations or entities. Many of the client relationships are in their third generation. The Fund was organized in order to provide investors with a cost-efficient opportunity to invest according to Barrett’s long-term equity investing philosophy of “Growth at a Reasonable Price,” without being required to maintain a large account balance.

Segall Bryant & Hamill, LLC, a Delaware limited liability company and affiliate of Barrett, with principal offices at 540 West Madison Street, Suite 1900, Chicago, IL 60661, will serve as the investment adviser to the New Fund. As of June 30, 2023, Segall Bryant & Hamill, LLC had approximately $23.2 billion in client assets under management, including approximately $520 million in assets under advisement, and approximately $3.3 billion in sixteen investment company portfolios.

Investment Advisory Agreement.

Under the investment advisory agreement with TPM, on behalf of the Existing Fund (the “Existing Fund Advisory Agreement”), Barrett manages the Existing Fund’s investments subject to the supervision of the TPM Board of Trustees.

Under the investment advisory agreement with SBHT, on behalf of the New Fund (the “New Fund Advisory Agreement”), the New Adviser manages the New Fund’s investments, subject to the supervision of the SBHT Board of Trustees.

For its advisory services to the Existing Fund, Barrett is entitled to receive a management fee at the annual rate of 1.00% of the Existing Fund’s average daily net assets. For its advisory services to the New Fund, the New Adviser will receive a management fee at an annual rate of 0.65% of the average daily net assets of the New Fund.

Existing Fund Expense Limitation Agreement: Pursuant to an operating expense limitation agreement between Barrett and TPM, on behalf of the Existing Fund, Barrett has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, “Excluded Expenses”)) do not exceed 1.00% of the Fund’s average daily net assets through September 30, 2024. Under the former operating expense limitation agreement, Barrett agreed to waive its management fees and/or reimburse Fund expenses to ensure Total Annual Fund Operating Expenses (exclusive of Excluded Expenses), did not exceed 1.25% of the Fund’s daily net assets. The current operating expense limitation agreement became effective on August 12, 2021. The current operating expense limitation agreement can be terminated only by, or with the consent of, TPM’s Board of Trustees. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement, may be greater than 1.00%. Barrett may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

New Fund Expense Limitation Agreement. Pursuant to an Expense Limitation Agreement, the New Adviser has contractually agreed until at least November 30, 2025 to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99%, respectively, for such period. Following the Reorganization, the New Adviser will not be able to recoup expenses waived by Barrett prior to the date of the Reorganization.

The contractual Expense Limitation Agreement agreed to by the New Adviser can be terminated prior to its expiration date only by, or with the consent of, the SBHT Board.

For the fiscal year ended May 31, 2023, Barrett received management fees of 0.02% (net of fee waivers and expense reimbursements) of the Existing Fund’s average daily net assets.

A discussion regarding the factors considered by the SBHT Board in approving the investment advisory agreement between SBHT, on behalf of the New Fund, and the New Adviser will be included in the New Fund’s first report to shareholders.

Fund Management.

On a day-to-day basis, the following individuals, as Portfolio Managers, are jointly and primarily responsible for the management of the Existing Fund and will be responsible for the management of the New Fund. Mr. Beck has served as a portfolio manager of the Existing Fund since 2006. Ms. Kong has served as a portfolio manager of the Existing Fund since 2020.

Existing and New Fund:

E. Wells Beck, CFA	Mr. Beck is a graduate of Princeton University and received his M.B.A. from New York University. Mr. Beck will join Segall Bryant & Hamill, LLC upon the completion of the Reorganization. Mr. Beck joined Barrett Asset Management in 2006 and served as the firm’s Managing Director and Director of Research. He was previously an analyst and portfolio manager at Haven Capital Management in New York from 2001 to 2006. From 2000 to 2001, Mr. Beck was a sell-side analyst in the research department of Prudential Securities covering a number of areas, including financial services. He also has investment experience from positions he held at HSBC Investment Banking PLC in 1998 and Oppenheimer Capital International from 1994 to 1997. Mr. Beck is a CFA® Charterholder.

Amy Kong, CFA	Ms. Kong will join Segall Bryant & Hamill upon the completion of the Reorganization. Ms. Kong joined Barrett Asset Management in 2020 and served as the firm’s Chief Investment Officer and a Portfolio Manager. Prior to joining Barrett, Ms. Kong served as a Senior Portfolio Manager at Fiduciary Trust from 2013 to 2020 overseeing approximately $1.5 billion in assets under management. Prior to Fiduciary Trust, Ms. Kong was a Senior Vice President and Senior Portfolio Manager at U.S. Trust for 12 years, where she worked directly with private clients, held research responsibilities and served as Co-Portfolio Manager for the firm’s International Equity fund. Ms. Kong holds a B.A. in both Economics and Mathematics from Barnard College, and an MBA from Columbia Business School. Ms. Kong is a CFA® Charterholder.

Additional information regarding the New Fund’s portfolio managers is incorporated herein by reference to the New Fund’s SAI dated [_________] [__], 2023.

PROPOSAL 2 – TO APPROVE ADJOURNMENTS OF THE SPECIAL MEETING

The purpose of Proposal 2 is to authorize the holder of proxies solicited under this Proxy Statement to vote the shares represented by the proxies in favor of the adjournment of the Special Meeting from time to time in order to allow more time to solicit additional proxies, as necessary, if there are insufficient votes at the time of the Special Meeting to constitute a quorum or to approve Proposal 1.

One or more adjournments may be made without notice other than an announcement at the Special Meeting, to the extent permitted by applicable law and the Existing Fund’s governing documents. Any adjournment of the Special Meeting for the purpose of soliciting additional proxies will allow the Existing Fund’s shareholders who have already sent in their proxies to revoke them at any time before their use at the Special Meeting, as adjourned.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Shareholder Information. As of the Record Date, the Existing Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of the Existing Fund’s shares are set forth below in Appendix B, “Shareholder Information for the Existing Fund.”

Description of the Securities to be Issued; Rights of Shareholders. The following is a summary of the material rights of shareholders of the Existing Fund and the New Fund, but does not purport to be a complete description of these rights. With respect to TPM, these rights may be determined in full refence to the Delaware Statute (the “Delaware Statute”) governing Delaware statutory trusts and the Declaration of Trust and By-Laws of TPM (the “TPM Governing Instruments”). With respect to SBHT, these rights may be determined in full reference to the Massachusetts statute governing Massachusetts business trusts and the Declaration of Trust and Code of Regulations of SBHT (collectively with the TPM Governing Instruments, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms. Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Forms of Organization. The Existing Fund is a series of TPM, an open-end management investment company organized under Delaware law on May 29, 2001. The New Fund is a series of SBHT, an open-end management investment company organized as a Massachusetts business trust on December 10, 1985.

Capital Stock. Both TPM and SBHT are authorized to issue an unlimited number of shares of beneficial interests (or shares). The Existing Fund is a single series of TPM. The New Fund is a single series of SBHT. Interests in the Existing Fund and the New Fund are represented by shares of beneficial interest, with par value of $0.001 and no par value, respectively. Each of TPM and SBHT offer other series portfolios in separate prospectuses and statements of additional information.

Voting Rights. Each share of the Existing Fund and the New Fund represents an interest in the Fund that is equal to and proportionate with each other share of the Fund. TPM and SBHT shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote. TPM and SBHT are not required to hold annual shareholder meetings, and it is not expected that either will do so. However, TPM and SBHT may hold special meetings for certain purposes. With respect to TPM and SBHT, on any matters submitted to a vote of shareholders, shares of the Trust are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law, or where the respective Board has decided that a matter only affects the interests of one or more series.

Shareholder Liability. Pursuant to the Governing Instruments, shareholders of TPM and SBHT generally are not personally liable for the acts, omissions or obligations of the Trusts or their Trustees.

Preemptive Rights. Shareholders of TPM and SBHT are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Trustees and Officers. TPM is managed by the TPM Board. SBHT is managed by the SBHT Board. Therefore, the New Fund will have a different Board from the Existing Fund. Below are the members of the SBHT Board:

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Janice M. Teague Birth Year 1954	Trustee, Chairman	Since February 13, 2007	● Retired, June 2003 to present; ● Vice President, Secretary and Assistant Secretary, Berger Financial Group, LLC (investment management), October 1996 to May 2003; ● Vice President, Berger Funds (investment management), September 1996 to May 2003; and ● Vice President and Secretary, Berger Distributors LLC (broker/dealer), August 1998 to May 2003.	14	None

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Thomas J. Abood Birth Year 1963	Trustee	Since November 1, 2018

●

Previously, Chief Executive Officer and Director, EVO Transportation & Energy Services, Inc., September 2019 to September 2022 (CEO) and 2016 to October 2022 (Director).

●

Board Member, Perception Capital Corp II, Inc, March 2021 to present (member and Chair of Compensation Committee);

●

Director, NELSON Worldwide LLC, May 2018 to present;

●

Board Member and Past Chair of Board, Citation Jet Pilots, Inc., October 2016 to present (Board member) and October 2019 to October 2020 (Chair)

●

Board Member and Past Chair, MacPhail Center for Music Education, September 2011 to July 2021 (Board Member), July 2018 to July 2020 (Chair);

●

Council Member and Chair, Archdiocese Finance Council of St. Paul and Minneapolis, July 2011 to July 2021(member), July 2014 to July 2021(Chair);

●

Board Member and Chair, University of St. Thomas School of Law Board of Governors, October 2001 to October 2016 (Board Member) and 2014 to 2015 (Chair)

●

Board Member and Past President, The Minikahda Club, November 2008; November 2011; November 2015 to November 2017 (Board Member) 2016 (President)

14

Former Director of EVO Transportation and Energy Services, Inc. (2016 to October 2022).

Board Member of Perception Capital Corp II, Inc., March 2021 to Present (member and Chair of Compensation Committee).

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Neal J. Andrews Birth Year 1966	Trustee	Since May 17, 2023	● Managing Director, BlackRock, Inc. 2006-2020; Chief Financial Officer, Blackrock Funds, 2007-2020; Chief Financial Officer, BlackRock iShares ETFs (2019)	14	None
John A. DeTore, CFA Birth Year 1958	Trustee	Since December 31, 2009

●

Director, Strategic R&D, Arga Investment Management (investment management), 2021 to present;

●

CIO, Capitalogix, LLC, 2018 to 2021;

●

CEO/Founder, United Alpha, LLC (investment management firm), 2003 to 2017;

●

CIO, GRT United Alpha, LLC (investment management), 2006 to 2017;

●

CIO, Denver Alternatives, (an investment management division of Denver Investments) 2009 to 2011;

●

Managing Director/Director of Strategic R&D Putnam Investments (investment management), 1999 to 2000;

●

Managing Director/Director of Quantitative Analysis & Equity Product Development, Putnam Investments (investment management), 1994 to 1999

				14	None

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Rick A. Pederson Birth Year 1952	Trustee	Since February 13, 2007

●

President, Foundation Properties, Inc. (real estate investment management company), 1994 to present;

●

Partner, Bow River Capital Partners (private equity investment management firm), 2003 to present;

●

Advisor, Pauls Corporation, 2008 to 2018;

●

Board Member, Kivu Consulting Inc., 2019 to 2022;

●

Board Member, Citywide Banks, 2014-2016; Advisory Board, 2017 to present;

●

Director, National Western Stock Show (not-for-profit organization), 2010 to present;

●

Board Member, IRI Consulting, 2017 to 2019;

●

Board Member, History Colorado (not-for-profit organization), 2015 to 2020;

●

Board Member, Strong-Bridge Consulting, 2015 to 2019;

●

Board Member, Boettcher Foundation (not-for-profit organization), 2018 to present

				14	Trustee of ALPS ETF Trust (20 funds); and Principal Real Estate Income Fund (1 fund)
James A. Smith Birth Year 1952	Trustee	Since December 31, 2009	● Vice Chair and Board Member, Western Rivers Conservancy (non-profit), 2014 to present; ● Private Equity Consultant, 2003 to 2016; ● Trustee, The Nature Conservancy (non-profit), July 2007-July 2016; Chairman, June 2014 to June 2016	14	None
Lloyd “Chip” Voneiff Birth Year 1954	Trustee	Since April 30, 2021	● Retired, June 2012 – Present ● Various Positions leading to Partner of PriceWaterhouseCoopers (1976-2012)	14	None

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years
Carolyn B. Goldhaber Birth Year 1978	President	Since February 15, 2023	● President, Segall Bryant & Hamill, LLC, May 2022 to present. ● Chief Financial Officer, Segall Bryant & Hamill, LLC June 2014 – May 2022
Jasper R. Frontz, CPA, CFA Birth Year 1968	Treasurer, Chief Compliance Officer	Since February 12, 1997 Since September 29, 2004

●

Chief Compliance Officer/SBH Funds, Segall Bryant & Hamill, LLC, May 1, 2018 to present;

●

Chief Compliance Officer and Chief Operations Officer, Denver Investments, March 31, 2014 to April 30, 2018; Partner;

●

Denver Investments, January 1, 2014 to April 30, 2018; prior thereto, Vice President, May 2000 to December 2013, and Director of Mutual Fund Administration, June 1997 to May 2000, Denver Investments

Maggie Bull Birth Year 1965	Secretary	Since November 16, 2021

●

Vice President, Senior Managing Counsel, Ultimus Fund Solutions, LLC, August 2022 to present;

●

Vice President, Senior Legal Counsel, Ultimus Fund Solutions, LLC, January 2020 to August 2022;

●

Senior Attorney, Ultimus Fund Solutions, LLC, June 2017 to January 2020

●

Chief Compliance Officer and Legal Counsel, Meeder Funds, Meeder Investment Management 2011 to 2016.

Jenny L. Leamer Birth Year 1976	Assistant Treasurer	Since May 6, 2019

●

SVP, Fund Accounting of Ultimus Fund Solutions, LLC, 2020 to present;

●

Mutual Fund Controller of Ultimus Fund Solutions, LLC, 2014 to present;

●

Ultimus Managers Trust, Treasurer, October 2014 to present;

●

Ultimus Managers Trust, Assistant Treasurer, April 2014 to October 2014;

●

Ultimus Fund Solutions, LLC Business Analyst, 2007 to 2014.

Other Fund Service Providers. The Reorganization will affect other services currently provided to the Existing Fund. The current service providers to the Existing Fund and the new service providers to the New Fund are listed below.

Service Providers	Existing Fund	New Fund
Investment Adviser	Barrett Asset Management, LLC	Segall Bryant & Hamill, LLC
Distributor & Principal Underwriter	Quasar Distributors, LLC	Ultimus Fund Distributors, LLC
Custodian	U.S. Bank n.a.	Brown Brothers Harriman
Transfer Agent, Fund Accountant & Fund Administrator	U.S. Bancorp Fund Services, LLC	Ultimus Fund Solutions, LLC
Co -Administrator	N/A	Segall Bryant & Hamill, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.

VOTING INFORMATION

Record Date, Voting Rights, and Vote Required. Proxies are being solicited from the shareholders of the Existing Fund by the TPM Board for the Special Meeting to be held on November 2, 2023 at 1:00 p.m. Eastern Time at the offices of Barrett Asset Management, located at 90 Park Avenue, New York, NY 10016, or at such later time made necessary by adjournment or postponement. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of the Existing Fund.

The TPM Board has fixed the close of business on September 18, 2023 (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments or postponement thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held. As of the Record Date, the total number of issued and outstanding shares of beneficial interest of the Existing Fund was:

Fund	Issued and Outstanding Number of Shares
Existing Fund	[____________]

Shareholders of record who own 5% or more of the Existing Fund as of the Record Date are set forth on Appendix B to this Proxy Statement. Approval of Proposal 1 will require the affirmative vote of the lesser of: (a) 67% of the Existing Fund’s shares present at the Special Meeting, if the holders of more than 50% of the Existing Fund’s outstanding shares are present in person or represented by proxy; or (b) more than 50% of the Existing Fund’s outstanding shares. Approval of Proposal 2 will require the vote of a majority of the votes cast, either in person or by proxy, at the Special Meeting to approve any adjournment(s) of the Special Meeting, even if the number of votes cast is fewer than the number required for a quorum.

When a proxy is returned as an abstention or “broker non-vote” (i.e., shares held by brokers or nominees, typically in “street name,” as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter), the shares represented by the proxy will be treated as present for purposes of determining a quorum and as votes against the Reorganization. In addition, under the rules of the New York Stock Exchange (“NYSE”), if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. The NYSE considers the Reorganization to be a non-routine matter that affects substantially a shareholder’s rights or privileges. As a result, these shares also will be treated as broker non-votes for purposes of the Reorganization (but will not be treated as broker non-votes for other proposals, including adjournment or postponement of the special meeting).

Treating broker non-votes as votes against the Reorganization may result in the proposal not being approved, even though the votes cast in favor would have been sufficient to approve the proposal if some or all of the broker non-votes had been withheld.

How to Vote. You may vote in one of four ways:

●	in person by attending the Special Meeting to be held on November 2, 2023, at 1:00 p.m. at the offices of Barrett Asset Management, located at 90 Park Avenue, New York, NY 10016, or at such later time made necessary by adjournment or postponement;

●	by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States);

●	by Internet at the website address listed on your proxy ballot; or

●	by calling the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

Proxies. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Special Meeting and at any adjournment or postponement thereof. If you give instructions, your vote will be cast in accordance with those instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization. A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless at or prior to its use the Existing Fund receives written notification to the contrary from any one of such persons.

The shares represented by each valid proxy received in time will be voted at the Special Meeting as specified. If no specification is made, the shares represented by a duly executed proxy will be voted for approval of the Reorganization and at the discretion of the holders of the proxy on any other matter that may come before the Special Meeting that TPM did not have notice of a reasonable time prior to the mailing of this Proxy Statement/Prospectus. You may revoke your proxy at any time before it is exercised by (i) submitting a duly executed proxy bearing a later date, (ii) submitting a written notice to the President of TPM revoking the proxy, or (iii) attending and voting in person at the Meeting.

Quorum; Adjournments; and Postponements. For the Reorganization, the presence at the Special Meeting of holders of one-third of the outstanding shares the Existing Fund entitled to vote at the Special Meeting (in person or by proxy) constitutes a quorum.

If the necessary quorum to transact business or the vote required to approve the Reorganization is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Reorganization are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments or postponements of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal, subject to the approval of shareholders of the Target Fund of Proposal 2. The Special Meeting may be held as adjourned or postponed within a reasonable time after the date set for the original meeting without further notice and in accordance with applicable law. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment or postponement and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the SEC, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

Solicitation of Proxies. Proxies are being solicited by mail. Additional solicitations may be made by telephone, e-mail, or other personal contact by officers or employees of Barrett, the New Adviser, and their affiliates, or by proxy soliciting firms retained by the Existing Fund. Broadridge, a proxy solicitor, has been retained to assist in the solicitation of proxy cards primarily by contacting shareholders by telephone and facsimile. Broadridge, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing to any third-party shareholder information; and (iii) required to comply with applicable state telemarketing laws. The cost of retaining Broadridge is expected to be approximately $7,000. CI Financial will pay, or cause one of its subsidiaries to pay, the cost of retaining Broadridge.

As the Special Meeting date approaches, shareholders of the Existing Fund may receive a call from a representative of Barrett or an affiliate of CI Financial (each, “Solicitor”) if the Existing Fund has not yet received their vote. Authorization to permit a Solicitor to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. Management of the Existing Fund believes that these procedures are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined. In all cases where a telephonic proxy is solicited, a Solicitor is required to get information from the shareholder to verify his identity and authority to vote the shares (if the person giving the proxy is authorized to act on behalf of an entity, such as a corporation), and to confirm that the shareholder has received the Proxy Statement/Prospectus and the supplement in the mail.

If the shareholder information solicited agrees with the information provided to the Solicitor by the Existing Fund, the Solicitor has the responsibility to explain the process, read the proposals listed on the proxy card, and ask for the shareholder’s instructions on the proposal. The Solicitor, although permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will record the shareholder’s instructions on the card. Within 72 hours, the Solicitor will send the shareholder a letter to confirm the shareholder’s vote and asking the shareholder to call a Solicitor immediately if the shareholder’s instructions are not correctly reflected in the confirmation.

Your vote is important no matter how many shares you own. We urge you to act promptly in order to allow us to obtain a sufficient number of votes and avoid the cost of additional solicitation.

OTHER MATTERS

For a detailed discussion of the investment objectives, policies, risks and restrictions of the Existing Fund, see the Prospectus dated September 28, 2023, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the Existing Fund dated September 28, 2023 has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus and Statement of Additional Information for the Existing Fund are available upon request and without charge by calling toll-free 1-877-363-6333.

Each of TPM and SBHT are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith, files reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by TPM and SBHT may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549,. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates, and are also available on the SEC’s website at http://SEC.gov.

The financial statements of the Existing Fund for the fiscal year ended May 31, 2023 have been audited by Cohen & Company Ltd. (“Cohen”), its independent registered public accounting firm, and are contained in the Annual Report to shareholders. TPM will furnish, without charge, a copy of the Annual Report upon request. Requests should be made by calling toll-free 1-877-363-6333 or by visiting www.barrettasset.com/barrettmutual. The Annual Report for the Existing Fund is also available on the SEC’s website at www.sec.gov. The New Fund has not yet commenced operations and, therefore, has not produced a shareholder report.

The Financial Highlights relating to the Existing Fund contained in the Annual Report for the fiscal year ended May 31, 2023 are attached as Appendix C.

The Existing Fund is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders (assuming the current proposal is approved) should send their written proposals to the Secretary of SBHT, c/o Ultimus Funds Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, so that they are received within a reasonable time before any such meeting. The timely submission of a proposal does not guarantee its submission.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Fund will be passed on by Davis Graham & Stubbs LLP.

EXPERTS

The financial statements and financial highlights of the Existing Fund are incorporated into this Proxy Statement by reference from the Existing Fund’s Annual Report on form N-CSR for the fiscal year ended May 31, 2023 and have been audited by Cohen, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. As the New Fund will not be in operation until after the Reorganization, there are currently no financials for the New Fund. Cohen will serve as the independent registered public accounting firm for the New Fund.

Appendix A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Reorganization Agreement”) is made as of this ____ day of __________, 2023 by Segall Bryant & Hamill Trust, a Massachusetts business trust (“Acquiring Trust”), on behalf of the Barrett Growth Fund (“Acquiring Fund”); Trust for Professional Managers, a Delaware statutory trust (“Selling Trust”), on behalf of the Barrett Growth Fund (“Selling Fund”) (the Acquiring Fund and Selling Fund may be referred to herein individually as a “Fund” and collectively as the “Funds”); Segall Bryant & Hamill, LLC, a Delaware limited liability company (“Adviser”), the proposed investment adviser to the Acquiring Fund (only for purposes of Sections 1.7, and 5.12 of this Reorganization Agreement) and CI Financial Corp, a publicly listed company incorporated under the laws of the Province of Ontario, through its wholly-owned U.S. subsidiary Corient Holdings Inc. (only for purposes of Sections 5.12, 9.1 and 9.2 of this Reorganization Agreement) (“CI Financial”). The principal place of business of the Adviser and Acquiring Trust is 540 W. Madison Street, Suite 1900, Chicago, IL 60661; the principal place of business of the Selling Trust is 615 E. Michigan St, Milwaukee, WI 53202. Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to each Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other series of the Acquiring Trust or the Selling Trust or the assets of any other series of the Acquiring Trust or the Selling Trust be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

This Reorganization Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for shares of beneficial interest, no par value per share, of Retail Class shares of the Acquiring Fund, having an aggregate net asset value equal to the value of the Selling Fund’s net assets being acquired (collectively, “Acquiring Fund Shares”), and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; and

(b)	the pro rata distribution of all the Retail Class shares of the Acquiring Fund to the shareholders of the Selling Fund (as calculated pursuant to this Reorganization Agreement), and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Reorganization Agreement (“Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Selling Fund is a separate series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund has been organized for the purpose of acquiring all of the Assets and assuming all of the Liabilities (as those terms are defined in Section 1.2 and Section 1.3 of this Agreement, respectively) of the Selling Fund and to continue the business and operations of the Selling Fund;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Acquiring Fund currently has no assets and has carried on no business activities prior to the date first written above and will have no assets and will have carried on no business activities prior to the consummation of the Reorganization, except as necessary to consummate the Reorganization and to issue the Initial Shares (as defined in Section 1.10 of this Agreement) as part of the organization of the Acquiring Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust, including a majority of the trustees who are not “interested persons” of the Acquiring Trust as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Selling Trust, including a majority of its Independent Trustees, has determined that the Reorganization is in the best interests of the Selling Fund and its shareholders, and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND

SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES, AND

TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all its Assets, as set forth in Section 1.2 of this Reorganization Agreement, to the Acquiring Fund. In consideration for such transfer, the Acquiring Fund agrees (a) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares computed in the manner set forth in Section 2.3 of this Reorganization Agreement; and (b) to assume all the liabilities of the Selling Fund, as set forth in Section 1.3 of this Reorganization Agreement. All Acquiring Fund Shares delivered to the Selling Fund shall be delivered at net asset value (“NAV”) without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 of this Reorganization Agreement (“Closing”).

1.2 ASSETS TO BE TRANSFERRED. The Selling Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date (as defined in Section 3.1 of this Reorganization Agreement) (collectively, the “Assets”).

1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor, consistent with its obligation to continue to pursue its investment objective and employ its investment strategies in accordance with the terms of its Prospectus, to discharge all its known liabilities and obligations to the extent possible before the Closing Date, other than those liabilities and obligations which otherwise would be discharged at a later date in the ordinary course of business or any liabilities or obligations that are intended to be assumed and paid by another person or entity (including Segall Bryant & Hamill, LLC). Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Selling Fund, which assumed liabilities shall include all of the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether arising in the ordinary course of business, whether determinable at the Closing Date, and whether specifically referred to in this Reorganization Agreement (collectively, the “Liabilities”). The Liabilities to be assumed by the Acquiring Fund shall not include any liabilities, costs or charges relating to fee waiver and expense reimbursement arrangements between the Selling Trust, on behalf of the Selling Fund, and the Adviser (including any potential recoupment by the Adviser of any fees or expenses of the Selling Fund previously waived or reimbursed).

1.4 LIQUIDATION AND DISTRIBUTION. As soon as reasonably practicable after the Closing:

(a) the Selling Fund will distribute all of the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1 of this Reorganization Agreement to its shareholders of record, determined as of the close of business on the Valuation Date (as defined in Section 2.1 of this Reorganization Agreement) (“Selling Fund Shareholders”), in proportion to their corresponding class of Selling Fund shares then held of record and in constructive exchange therefore. That distribution shall be accomplished by the Acquiring Trust’s transfer agent’s opening accounts on the Acquiring Fund’s shareholder records in the Selling Fund Shareholders’ names and transferring those Acquiring Fund Shares thereto. Each Selling Fund Shareholder’s account shall be credited with the pro rata number of full and fractional Acquiring Fund Shares of the Retail Class having an aggregate NAV equal to the aggregate NAV of the Retail Class of Selling Fund shares that the Selling Fund Shareholder holds at the Valuation Date. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer; and

(b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 of this Reorganization Agreement.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3 of this Reorganization Agreement, to be distributed to the Selling Fund Shareholders.

1.6 FILINGS. Promptly following the Closing Date, the Selling Trust is and shall remain responsible for any reporting responsibility of the Selling Fund, including but not limited to, the responsibility for filing regulatory reports, or other documents with the Securities and Exchange Commission (the “Commission”), state securities commission, any filings with the State of Delaware that may be required under state law to cause, implement and complete the termination of the Selling Fund, any Tax Returns, and shall file final Returns with the State of Delaware and with any federal, state or local Tax authorities or any other relevant regulatory authority to the extent such filings are required under applicable law. For the avoidance of doubt, financial reporting filings, or Returns required by law to be filed for periods ending after the Closing shall be the responsibility of the Acquiring Fund. As used in this Agreement, “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto), and “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), in the nature of a tax, together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.

1.7 TRANSFER TAXES. Any transfer Taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 TERMINATION. The Selling Fund shall be completely liquidated and be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, as soon as possible following the Closing Date and the making of all distributions pursuant to Section 1.4 of this Reorganization Agreement (but no later than six (6) months after the Closing Date). After the Closing Date, the Selling Fund shall not conduct any business except in connection with its dissolution or as otherwise contemplated hereby.

1.9 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods required under applicable law.

1.10 INITIAL SHARES. Prior to the Closing, the Acquiring Fund will issue one share of Retail Class shares of the Acquiring Fund (“Initial Share”) to the Adviser (“Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Share shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II
VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Selling Fund’s net assets shall be the value of all of the Selling Fund’s Assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all of the Selling Fund’s Liabilities as of the Valuation Date. The value of the Selling Fund’s Assets and Liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Procedures for Valuing Portfolio Securities and Assets and Rule 2a-5 Fair Valuation Policy and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as may be mutually agreed upon by the parties. The aggregate net asset value of the Retail Class of the Acquiring Fund Shares shall be the aggregate net asset value of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth above.

2.2 VALUATION OF SHARES. The NAV per share for the Retail Class of the Acquiring Fund shall be equal to the NAV per share for the “Sole Class” of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Reorganization Agreement.

2.3 SHARES TO BE ISSUED. The number of full and fractional Retail Class shares to be issued by the Acquiring Fund in exchange for the net assets of the Selling Fund attributable to the Sole Class of the Selling Fund shall be equal to the number of full and fractional Sole Class shares of the Selling Fund issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. Each Sole Class shareholder of the Selling Fund will receive the number of full and fractional shares of Retail Class shares of the Acquiring Fund equal to the number of full and fractional Sole Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point.

2.4 EFFECT OF SUSPENSION IN TRADING. The Valuation Date and Closing Date (as defined in Section 3.1 of this Reorganization Agreement) shall be postponed, if on the Valuation Date, either:

(a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or

(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable as mutually agreed upon by the parties.

The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5 DETERMINATION OF VALUE. All computations of value shall be made by U.S. Bancorp Fund Services, LLC (“USBFS”), the Selling Fund’s administrator, in accordance with its regular practice in pricing the shares and assets of the Selling Fund and confirmed by Ultimus Fund Solutions, LLC (“Ultimus”), the Acquiring Fund’s accounting agent. In the case of differences in valuation, the parties shall discuss in good faith to resolve on the Closing Date.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur immediately prior to the open of business on or about November 20, 2023 or such other date as the parties may agree in writing (“Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the NYSE on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE on the Closing Date at the offices of Segall Bryant & Hamill, LLC in Chicago, Illinois or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Selling Fund shall cause U.S. Bank, N.A., as custodian for the Selling Fund (“Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that (a) the Selling Fund’s Assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary Taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause USBFS, as transfer agent for the Selling Fund (“Selling Fund Transfer Agent”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Ultimus, its transfer agent, to issue and deliver to the Secretary of the Selling Trust at the Closing (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books; and (b) a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Reorganization Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Selling Trust is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Selling Fund is a separate series of the Selling Trust duly established in accordance with the applicable provisions of the Selling Trust’s Declaration of Trust, as amended.

(c) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Selling Fund is not, and the execution, delivery, and performance of this Reorganization Agreement (subject to shareholder approval) will not result, in (1) a conflict with or a material violation of any provision of the Selling Trust’s Amended and Restated Declaration of Trust or the Bylaws (collectively, the “Selling Trust Governing Documents”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e) Except for conversion fees, if any, that may be paid to the Selling Fund Transfer Agent (i.e., USBFS) and the Selling Fund’s Custodian in connection with the Reorganization or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Selling Fund has no material contracts or other commitments (other than this Reorganization Agreement) that will be terminated with liability to the Selling Fund before the Closing Date, except for liabilities, if any, to be discharged as provided in Section 1.3 of this Reorganization Agreement.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or Assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Reorganization Agreement. The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) Financial Statements

(1) The annual financial statements of the Selling Fund for the most recent ended fiscal year were prepared in accordance with generally accepted accounting principles and were audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such period, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(2) The semi-annual financial statements of the Selling Fund for the most recent ended semi-annual fiscal period were prepared in accordance with generally accepted accounting principles and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such period, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (h), distributions of net investment income and net realized capital gains, changes in portfolio securities, a decline in the NAV of the Selling Fund, or net redemptions shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other Returns and reports of the Selling Fund required by law to have been filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other Taxes required to have been paid (whether shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid Taxes are properly reflected on the financial statements referred to in subsection (g) above. To the best of the Selling Fund’s knowledge, (i) the Selling Fund, is neither under audit by a tax authority nor has a tax authority sent a written notice of its intent to audit the Selling Fund or otherwise informed the Selling Fund or the Selling Trust of its intent to audit the Selling Fund, (ii) no assessment for Taxes, interest, additions to Tax, or penalty has been asserted or threatened against the Selling Fund for any Tax period, (iii) and no waivers of the time to assess any Taxes are outstanding, nor has a tax authority informed the Selling Fund or the Selling Trust of its intent to request any such waiver.

(j) All issued and outstanding shares of the Selling Fund are validly issued, fully paid and non-assessable by the Selling Fund. All the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund Transfer Agent as provided in Section 3.3 of this Reorganization Agreement. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund and has no outstanding securities convertible into shares of the Selling Fund.

(k) At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s Assets to be transferred to the Acquiring Fund pursuant to Section 1.2 of this Reorganization Agreement, and full right, power, and authority to sell, assign, transfer, and deliver such Assets, and, upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (“1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Reorganization Agreement have been duly authorized by all necessary action on the part of the Selling Fund and the Selling Trust’s Board of Trustees. Subject to approval by the Selling Fund Shareholders, this Reorganization Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other laws and regulations.

(n) The current prospectus and statement of additional information of the Selling Fund conform, in all material respects, to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) From the effective date of the Registration Statement (as defined in Section 5.7 of this Reorganization Agreement), through the time of the meeting of the Selling Fund Shareholders (“Selling Fund Meeting”) and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials or Registration Statement (as defined in Section 5.7 of this Reorganization Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(p) For each taxable year of its operations ending prior to the Closing Date (and in the case of the taxable year that includes, but does not end on, the Closing Date, for that portion of such taxable year ending with the Closing), the Selling Fund (i) has had in effect an election to qualify as, and has qualified, as a “regulated investment company” under Subchapter M of Chapter 1 of the Code (“RIC”), (ii) has been (or is reasonably expected to be) eligible to and has computed its U.S. federal income Tax under Section 852 of the Code, (iii) has been (or is reasonably expected to be) treated as a separate corporation for U.S. federal income Tax purposes pursuant to Section 851(g) of the Code, and (iv) has met (or is reasonably expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a RIC. The Selling Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provision of prior law) did not apply to it. The Selling Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise Tax pursuant to Section 852 or 4982 of the Code that remains unpaid. The Selling Fund has not taken any action or caused any action to be taken or caused any action to fail to be taken which action or failure could reasonably be expected to cause the Selling Fund to fail to qualify as a RIC.

(q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act or state law, as applicable, for the execution of this Reorganization Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Form N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement) and the Acquiring Trust’s Post-Effective Amendment (as defined in Section 8.6 of this Reorganization Agreement) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Reorganization Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2 of this Reorganization Agreement.

(r) The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act, other than subsection (iv), as they currently apply to the Selling Trust.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a) The Acquiring Trust is a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

(b) The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Amended and Restated Declaration of Trust.

(c) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Shares, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Shares issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Shares immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Shares so that the Acquiring Fund will own no assets at the time of the Closing.

(e) The Acquiring Fund is not, and the execution, delivery and performance of this Reorganization Agreement will not result, in a violation of the Acquiring Trust’s Amended and Restated Declaration of Trust or Code of Regulations or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Reorganization Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g) The execution, delivery and performance of this Reorganization Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund and the Acquiring Trust’s Board of Trustees, and this Reorganization Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Reorganization Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Shares, constitute all the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j) The prospectus and statement of additional information of the Acquiring Fund filed as part of the Acquiring Trust’s Post-Effective Amendment (as defined in Section 8.6 of this Reorganization Agreement), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects, to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, with respect to the Acquiring Trust or the Acquiring Fund, include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k) From the effective date of the Form N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement), through the time of the Selling Fund Meeting and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7 of this Reorganization Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(l) The Acquiring Fund (i) will elect or maintain an election to be a RIC, will qualify for the Tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income Tax under Section 852 of the Code for the taxable year that includes the Closing Date and intends to continue to be eligible for subsequent taxable years, and (iii) will be treated as a separate corporation for U.S. federal income Tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date and intends to continue to be eligible for subsequent taxable years.

(m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or the laws of the Commonwealth of Massachusetts for the execution of this Reorganization Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Reorganization Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Form N-14 Registration Statement (as defined in Section 5.7 of this Reorganization Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Reorganization Agreement) and the filing of any documents that may be required under the laws of the Commonwealth of Massachusetts and except for such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate to continue its operations after the Closing Date.

(o) The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

4.3 REPRESENTATIONS OF BOTH THE ACQUIRING FUND AND THE SELLING FUND. Each of the Acquiring Trust and the Selling Trust, on its respective Fund’s behalf, represents and warrants to the other, on its respective Fund’s behalf, as follows:

(a) To the knowledge of the Acquiring Trust or the Selling Trust, as applicable, no expenses incurred by the Selling Fund or on its behalf, in connection with the Reorganization will be paid or assumed by the Acquiring Fund, the Adviser, or any other third party, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than the Acquiring Fund Shares will be transferred to the Selling Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

(b) To the knowledge of the Acquiring Trust, the Selling Fund Shareholders will be responsible for their own expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to Section 1.2 of this Reorganization Agreement, the Selling Fund will operate its business in the ordinary course of business between the date of this Reorganization Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise Taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Reorganization Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Reorganization Agreement being or becoming untrue in any material respect.

5.2 SHAREHOLDER APPROVAL. The Selling Fund will call a special Selling Fund Meeting to consider and act upon this Reorganization Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Reorganization Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Reorganization Agreement.

5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Reorganization Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Reorganization Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s Assets and otherwise to carry out the intent and purpose of this Reorganization Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income Tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Trust will prepare and file, or shall have prepared and filed, with the Securities and Exchange Commission (“Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (“Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Reorganization Agreement. The Registration Statement shall be in compliance, in all material respects, with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (“Proxy Materials”), for inclusion therein, in connection with the Selling Fund Meeting to consider the approval of this Reorganization Agreement and the transactions contemplated herein.

5.8 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any Return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Reorganization Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Reorganization Agreement.

5.9 [Reserved]

5.10 STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s Assets and Liabilities, together with a list of the Selling Fund’s portfolio securities showing the Tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.11 CONFIDENTIALITY.

(a) The Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, the Adviser, and CI Financial (“Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Reorganization Agreement, except such information may be disclosed (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Reorganization Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Reorganization Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Reorganization Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Reorganization Agreement or otherwise, except such information may be disclosed (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Reorganization Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Reorganization Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Acquiring Fund shall have performed and complied, in all material respects, with all terms, conditions, covenants, obligations, agreements and restrictions required by this Reorganization Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

6.3 The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Selling Trust an Assumption of Liabilities dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the assumed Liabilities of the Selling Fund not discharged prior to the Closing Date in accordance with Section 1.3 of this Reorganization Agreement.

6.4 The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a) The Acquiring Trust has been formed as a business trust and is existing under the laws of the Commonwealth of Massachusetts and, as far as counsel’s knowledge, has the power as a business trust under its Amended and Restated Declaration of Trust to carry on its business as an open-end investment company. The Acquiring Fund has been established as a separate series of the Trust under the Amended and Restated Declaration of Trust.

(b) The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the consideration of not less than NAV has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Reorganization Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) Each of the Registration Statement and Post-Effective Amendment is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(f) The execution and delivery of this Reorganization Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Amended and Restated Declaration of Trust or Code of Regulations.

(g) This Reorganization Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Reorganization Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Davis Graham & Stubbs LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1 All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Reorganization Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Reorganization Agreement to be performed or complied with by the Selling Fund prior to or at the Closing.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion from Godfrey & Kahn, S.C., dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Selling Trust has been formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a statutory trust under its Declaration of Trust, as amended, to carry on its business as an open-end investment company. The Selling Fund has been established as a separate series of the Selling Trust under the Declaration of Trust.

(b) The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d) The execution and delivery of this Reorganization Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Declaration of Trust, as amended (assuming approval of Selling Fund Shareholders has been obtained) or its Bylaws.

(e) This Reorganization Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Reorganization Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Trust on behalf of the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Godfrey & Kahn, S.C. may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Godfrey & Kahn, S.C. and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4 The Selling Fund will, within five (5) business days prior to the Closing Date, as such term is defined in Section 3.1 of this Reorganization Agreement, furnish the Acquiring Fund with a list of the Selling Fund’s portfolio securities and other investments.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions (or waiver by the affected parties, except for Section 8.1 and Section 8.7 of this Reorganization Agreement):

8.1 This Reorganization Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1 of this Reorganization Agreement.

8.2 This Reorganization Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, each in accordance with Rule 17a-8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Reorganization Agreement adopted by its Board, certified by its Secretary or equivalent officer.

8.3 The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Reorganization Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with this Reorganization Agreement or the transactions contemplated herein.

8.5 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6 The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund Shares under the 1933 Act and the 1940 Act, as applicable (“Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Reorganization Agreement, no investigation or proceeding for these purposes shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.7 The Funds shall have received an opinion of Davis Graham & Stubbs LLP, addressed to the Acquiring Trust, the Selling Trust, and their Boards of Trustees, respectively, substantially to the effect that with respect to the Reorganization for U.S. federal income Tax purposes:

(a) The transfer of all of the Selling Fund’s Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Selling Fund followed by the pro rata distribution by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) In accordance with Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all the Assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Selling Fund.

(c) In accordance with Sections 361(a) and 357(a) of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s Assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Selling Fund and in accordance with Section 361(c) of the Code, no gain or loss will be recognized by the Selling Fund upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d) In accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) In accordance with Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares received by each Selling Fund Shareholder (including fractional shares to which they may be entitled) pursuant to the Reorganization will be equal to the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. In accordance with Section 1223 of the Code, the holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f) In accordance with Section 362(b) of the Code, the tax basis of the Selling Fund’s Assets transferred to the Acquiring Fund will be the same as the adjusted tax basis of such Assets to the Selling Fund immediately before the Reorganization. The holding period of the Assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those Assets were held by the Selling Fund (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period).

(g) The taxable year of the Selling Fund will not end merely as a result of the Reorganization.

(h) Under Treasury Regulations Section 1.381(b)-1(a)(2), the Acquiring Fund will be treated for purposes of section 381 of the Code just as the corresponding Selling Fund would have been treated if there had been no Reorganization, and the Tax attributes of the Selling Fund enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to (1) the effect of the Reorganization on the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on any transferred Asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles upon the transfer of such Asset regardless of whether such transfer would otherwise be a non-recognition transaction, (3) the effect of the Reorganization on the Selling Fund with respect to any transferred Asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes under a mark-to-market system of accounting (including under Section 1256 of the Code); or (4) any other U.S. federal Tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Tax counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7 of this Reorganization Agreement.

ARTICLE IX
EXPENSES

9.1 The Funds will pay no Reorganization Expenses. CI Financial will pay, or cause one of its subsidiaries to pay, all Reorganization Expenses including, but not limited to: (a) expenses associated with the preparation and filing of the Registration Statement and Post-Effective Amendment and amendments thereto; (b) postage; (c) accounting fees; (d) legal fees incurred by each Fund, including fees to counsel of the Selling Trust and counsel to the Independent Trustees of the Selling Trust; (e) solicitation costs of the transaction; (f) expenses associated with special meetings, if any, of the Boards of Trustees of the Acquiring Trust and Selling Trust in connection with the Reorganization; and (g) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, transfer taxes, exchange fees, and securities registration fees). For avoidance of doubt, if the Reorganization is not consummated, CI Financial will bear full responsibility for payment of the Reorganization Expenses.

9.2 At the Closing, CI Financial shall pay, or cause one of its subsidiaries to pay, the estimated costs of the Reorganization to be paid by it pursuant to Section 9.1, and CI Financial shall pay or cause one of its subsidiaries to pay, any remaining balance within thirty (30) days after the Closing.

9.3 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.4 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC or the disqualification of the Reorganization as a tax-deferred reorganization under Section 368(a)(1)(F) of the Code.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

10.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Reorganization Agreement constitutes the entire agreement between and among the parties.

10.2 Except for the covenants set forth in Sections 1.4, 1.9, 5.5, 5.6, 5.11, 5.12, 9.1, 9.2 and 10.2 of this Reorganization Agreement, the representations, warranties, and covenants contained in this Reorganization Agreement or in any document delivered pursuant to or in connection with this Reorganization Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1 This Reorganization Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees. In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Reorganization Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof to the breaching party and prior to the Closing Date;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

11.2 In the event of any such termination, in the absence of willful material default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, the Adviser, or their respective board members, members, shareholders and officers, but Section 9.1 shall continue to apply. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII
AMENDMENTS

12.1 This Reorganization Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective Boards of Trustees; provided, however, that following the Selling Fund meeting called by the Selling Fund pursuant to Section 5.2 of this Reorganization Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and section headings contained in this Reorganization Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Reorganization Agreement.

13.2 This Reorganization Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Reorganization Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without regard to conflict of laws.

13.4 This Reorganization Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Reorganization Agreement.

13.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally but shall bind only the property of the respective Fund, as provided in the Amended and Restated Declaration of Trust of the Acquiring Trust and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring Trust other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder. The execution and delivery of this Reorganization Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the property of the respective Fund.

ARTICLE XIV
NOTICES

14.1 Any notice, report, statement or demand required or permitted by any provisions of this Reorganization Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Reorganization Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

(signature page follows)

IN WITNESS WHEREOF, the parties have duly executed this Reorganization Agreement, all as of the date first written above.

SEGALL BRYANT & HAMILL TRUST, on behalf of [Acquiring Fund]

By:
Name:
Title:

TRUST FOR PROFESSIONAL MANAGERS, on behalf of the [Selling Fund]

By:
Name:
Title:	President

The undersigned is a party to this Reorganization Agreement for the purposes of Sections 1.7 and 5.12 only

SEGALL BRYANT & HAMILL, LLC

By:
Name:
Title:

The undersigned is a party to this Reorganization Agreement for the purposes of Sections 5.12, 9.1 and 9.2 only

CI Financial Corp

By:
Name:
Title:

Appendix B

SHAREHOLDER INFORMATION FOR THE EXISTING FUND

As of the Record Date, to the knowledge of the Existing Fund, the following persons were known to own of record and/or beneficially 5% of more of the voting securities of the Existing Fund:

Fund Name and Class	Name and Address of Owner	Percentage Ownership of Share Class	Type of Ownership
[_____]	[_____]	[_____]	[_____]
[_____]	[_____]	[_____]	[_____]

B-1

Appendix C

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Existing Fund’s financial performance for the last five fiscal years. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions).

The financial highlights presented for the fiscal year ended May 31, 2023 for the Existing Fund has been audited by Cohen & Company Ltd. (“Cohen”). Cohen’s report, along with the Existing Fund’s financial statements, are included in the Existing Fund’s Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference herein. Additional performance information for the Existing Fund is included in the Existing Fund’s Annual Report to shareholders, which is available free of charge upon request. The following information should be read in conjunction with the financial statements and notes thereto.

Financial Highlights – BARRETT GROWTH FUND

Selected data for a share outstanding throughout the year indicated.

	Years Ended May 31,
	2023	2022	2021		2020	2019
NET ASSET VALUE
Beginning of year	$25.00	$30.29	$24.34		$20.81	$20.30

OPERATIONS
Net investment income (loss)(1)	(0.03)	(0.11)	(0.10)		(0.05)	(0.02)
Net realized and unrealized gains (losses) on securities	0.72	(1.49)	7.99		4.15	1.17
Total from investment operations	0.69	(1.60)	7.89		4.10	1.15

LESS DISTRIBUTIONS
Distributions from net realized gains on investments	(4.19)	(3.69)	(1.94)		(0.57)	(0.64)
Total distributions paid	(4.19)	(3.69)	(1.94)		(0.57)	(0.64)

NET ASSET VALUE
End of year	$21.50	$25.00	$30.29		$24.34	$20.81

Total return	5.09%	-7.25%	32.96%		19.82%	6.17%
Net assets at end of year (000s omitted)	$24,195	$25,364	$34,844		$30,565	$26,179

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before expense reimbursement	2.15%	1.76%	1.78%		1.81%	1.81%
After expense reimbursement	1.17%	1.13%	1.24	%(2)	1.25%	1.25%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
Before expense reimbursement	(1.12)%	(0.99)%	(0.89)%		(0.77)%	(0.64)%
After expense reimbursement	(0.14)%	(0.36)%	(0.35)%		(0.21)%	(0.08)%
Portfolio turnover rate	4%	5%	6%		20%	16%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year.
(2)	Effective April 30, 2021, the expense cap was decreased from 1.25% to 1.00%, excluding 12b-1 fees.

C-1

STATEMENT OF ADDITIONAL INFORMATION

October 18, 2023

FOR THE REORGANIZATION OF

Barrett Growth Fund

(a series of Trust for Professional Managers)

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(877) 363-6333

IN EXCHANGE FOR SHARES OF

Barrett Growth Fund

(a series of Segall Bryant & Hamill Trust)

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(800) 392-2673

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated October [__], 2023 relating specifically to the transfer of all of the assets of the Barrett Growth Fund (the “Fund”), a series of Trust for Professional Managers, in exchange for Retail Class shares of Barrett Growth Fund (the “New Fund”), a newly-created series of Segall Bryant & Hamill Trust (“SBHT”), and the assumption by the Acquiring Fund of the Fund’s liabilities. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page:

1.	The Fund’s Statement of Additional Information dated September 28, 2023, as supplemented.

2.	The Fund’s Annual Report for the fiscal year ended May 31, 2023.

DOCUMENTS INCORPORATED BY REFERENCE

The Fund’s Statement of Additional Information dated September 28, 2023, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. ___ to the Fund’s Registration Statement on Form N-1A, filed with the SEC on September __, 2023 (File No. 811-10401). The financial statements of the Fund are incorporated herein by reference to the Fund’s Annual Report for its fiscal year ended May 31, 2023, as filed with the SEC on August 3, 2023. The Statement of Additional Information for the New Fund, is incorporated by reference to Post-Effective Amendment No __ to SBHT’s Registration Statement on Form N-1A, filed with the SEC on ________ __, 2023 (File No. 811-03373).

1

BARRETT ASSET MANAGEMENT LLC 90 PARK AVE, 34TH FLOOR NEW YORK, NY 10016	SCAN TO VIEW MATERIALS & VOTE

To vote by Internet
1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website www.proxyvote.com or scan the QR Barcode above
3) Follow the instructions provided on the website.

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate boxes on the proxy card below. 3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V23737-S74324	KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY

The Board of Trustees of the Barrett Growth Fund has approved, and unanimously recommends that you vote FOR, the Proposals.		For	Against	Abstain

1.	To approve an Agreement and Plan of Reorganization (“Reorganization Plan”) by and among Trust for Professional Managers (“TPM”), on behalf of its series the Barrett Growth Fund (“Existing Fund”); Segall Bryant & Hamill Trust (“SBHT”), on behalf of its identically-named series (“New Fund”); Segall Bryant & Hamill, LLC (“New Adviser”); and CI Financial Corp. through its Corient Holdings Inc entity (“CI Financial”); and	☐	☐	☐

2.	To approve any adjournments of the Special Meeting from time to time to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to constitute a quorum or to approve Proposal 1.	☐	☐	☐

PLEASE SIGN, DATE AND PROMPTLY RETURN THE PROXY CARD USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY CARD WILL BE VOTED IN THE MANNER SPECIFIED AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE “FOR” THE PROPOSALS.

NOTE: Please sign this proxy exactly as shareholder name appears on this card. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Proxy Statement is available at www.proxyvote.com.

V23738-S74324

TRUST FOR PROFESSIONAL MANAGERS
SPECIAL MEETING OF SHAREHOLDERS
November 2, 2023

The undersigned hereby appoints John Youngman and Larry Nakamura, and each of them, the attorneys and proxies of the undersigned, with right of submission, to vote all shares of the Barrett Growth Fund as indicated on the reverse side which the undersigned is entitled to vote, at the 2023 Special Meeting of shareholders of the Barrett Growth Fund, to be held at the offices of Barrett Asset Management, located at 90 Park Avenue, New York, NY 10016 on November 2, 2023 at 1:00 p.m. Eastern Standard time, or any continuation following an adjournment thereof, and on any other matters that may arise in the meeting, or any continuation following an adjournment thereof, in accordance with their best judgement. You are encouraged to specify your choices by marking the appropriate box, but you need not mark any box if you wish to vote in accordance with the Board of Trustees’ recommendations; just sign, date and return this proxy in the enclosed envelope.

Please sign and date the proxy card on the reverse side. Unsigned cards will not be counted.

PART C

Item 16.	Exhibits.

(1)	(a)	Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(b)	Amendment dated July 16, 1990 to Amended and Restated Declaration of Trust of Registrant dated November 19, 1987 is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated November 12, 2003 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (1)(c) to the Form N-14 Registration Statement as filed with the Commission on September 21, 2004 (File No. 333-119169).
	(d)	Amendment No. 3 dated February 19, 2010 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No 71 as filed with the Commission on April 30, 2010 (Registration No. 2-75677).
	(e)	Amendment No. 4 dated April 29, 2014 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(5) to Post-Effective Amendment No. 83 as filed with the Commission on April 30, 2014 (Registration No. 2-75677).
	(f)	Amendment No. 5 dated April 26, 2018 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(6) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
	(g)	Form of Amendment No. 6 dated August 23, 2019 to Amended and Restated Declaration of Trust dated November 19, 1987 of Registrant is incorporated herein by reference to Exhibit (a)(7) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(2)	(a)	Registrant’s Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated November 15, 2006 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(2) to Post-Effective Amendment No. 61 as filed with the Commission on April 30, 2007 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated May 1, 2018 to Amended and Restated Code of Regulations dated October 24, 1995 is incorporated herein by reference to Exhibit (b)(3) to Post-Effective Amendment No. 101 as filed with the Commission on September 28, 2018 (Registration No. 2-75677).
(3)		Not applicable.

1

(4)		Form of Agreement and Plan of Reorganization among Registrant, on behalf of the Barrett Growth Fund, and Trust for Professional Managers, on behalf of Barrett Growth Fund is incorporated herein by reference to Appendix A hereto.
(5)		See Articles IV, V and VIII of the Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); Amendment to Amended and Restated Declaration of Trust which is incorporated herein by reference to Exhibit (1)(b) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677); and Article II, Article V and Sections 6.1 and 6.4 of Article VI of the Amended and Restated Code of Regulations which is incorporated herein by reference to Exhibit 2(a) to Post-Effective Amendment No. 45 as filed with the Commission on September 27, 1996 (Registration No. 2-75677).
(6)	(a)	Investment Advisory Agreement dated June 10, 2021 between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Colorado Tax Free Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Municipal Opportunities Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Small Cap Core Fund and Segall Bryant & Hamill Workplace Equality Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated June 29, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated July 14, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
	(d)	Amendment No. 3 dated July 29, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Fundamental International Small Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
	(e)	Amendment No. 4 dated August 5, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Global All Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).
	(f)	Amendment No. 5 dated August 19, 2021 to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill All Cap Fund is incorporated herein by reference to Post-Effective Amendment No. 123 as filed with the Commission on April 29, 2022 (Registration No. 2-75677).

2

	(g)	Amendment No. 6 dated August 25, 2023, to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Segall Bryant & Hamill Select Equity ETF is incorporated herein by reference to Post-Effective Amendment No. 136, as filed with the Commission on August 25, 2023.
	(h)	Amendment No. 7 dated [ ], 2023, to Investment Advisory Agreement between Registrant and Segall Bryant and Hamill LLC relating to Registrant’s Barrett Opportunity Fund and Barrett Growth Fund – to be filed by amendment.
(7)	(a)	Form of Distribution Agreement dated May 3, 2019 between Registrant and Ultimus Fund Distributors LLC, is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).
	(b)	Amendment No. 1 dated October 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(c)	Amendment No. 2 dated December 9, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(d)	Amendment No. 3 dated December 30, 2019, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
	(e)	Amendment No. 4 dated April 8, 2020, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(f)	Amendment No. 5 dated September 25, 2020, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(g)	Form of Broker/Dealer Selling Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(h)	Form of Shareholder Servicing Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 67 as filed with the Commission on June 23, 2008 (Registration No. 2-75677).
	(i)	Amendment No. 6 dated [ ], 2023, to the Distribution Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Distributors, LLC dated May 3, 2019 – to be filed by amendment.
(8)	(a)	Westcore Trust Deferred Compensation Plan (as amended and restated effective February 13, 2008) is incorporated herein by reference to Exhibit (f) to Post-Effective Amendment No. 64 as filed with the Commission on April 2, 2008 (Registration No. 2-75677).

3

	(b)	Amendment dated December 31, 2010 to Deferred Compensation Plan is incorporated herein by reference to Exhibit (f)(1) to Post-Effective Amendment No. 72 as filed with the Commission on April 29, 2011 (Registration No. 2-75677).
(9)	(a)	Custody Agreement dated May 6, 2019, between Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
	(b)	Amendment to Custody Agreement dated December 31, 2019, between Registrant and Brown Brothers Harriman & Co. regarding Segall Bryant & Hamill Small Cap Core is incorporated herein by reference to Post-Effective Amendment No. 123 filed with the Commission on April 29, 2022 (Registration No. 2-75677).
	(c)	Form of Amendment dated August 1, 2023 to Custody Agreement dated May 16, 2019, between Registrant and Brown Brothers Harriman, & Co., is incorporated by reference to Post-Effective Amendment No. 136, as filed with the Commission on August 25, 2023.
	(d)	Form of Amendment dated August 30, 2023 to Custody Agreement dated May 16, 2019 between Registrant and Brown Brothers Harriman, & Co., is incorporated by reference to Post-Effective Amendment No. 136, as filed with the Commission on August 25, 2023.
(10)		None.
(11)		Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, as to legality of shares of Barrett Opportunity Fund is filed herewith.
(12)		Form of Tax Opinion is filed herewith.
(13)	(a)	Fee Waiver Letter Agreement dated [ ], 2023 between Registrant and Segall Bryant & Hamill, LLC relating to the Barrett Opportunity Fund and Barrett Growth Fund – to be filed by amendment.
(b)	(i)	Fourth Amended and Restated Administration Agreement dated August 19, 2021 between Registrant and Segall Bryant & Hamill LLC relating to Registrant’s Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global All Cap Fund, Segall Bryant & Hamill Workplace Equality Fund, Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund, and Segall Bryant & Hamill Colorado Tax Free Fund is incorporated herein by reference to Post-Effective Amendment No. 130 filed with the Commission on March 28, 2023 (Registration No. 2-756677).
	(ii)	Amendment dated [ ], 2023 to the Fourth Amended and Restated Administration Agreement dated August 19, 2021 between Registrant and Segall Bryant & Hamill, LLC, relating to Registrant’s Segall Bryant & Hamill Select Equity ETF, Barrett Opportunity Fund and Barrett Growth Fund - to be filed by amendment.
(c)	(i)	Form of Master Services Agreement dated May 3, 2019 between Registrant and Ultimus Fund Solutions, LLC is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 106 as filed with the Commission on April 30, 2019 (Registration No. 2-75677).

4

(ii)	Amendment No. 1 dated October 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(iii)	Amendment No. 2 dated December 9, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iii) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(iv)	Amendment No. 3 dated December 30, 2019, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Exhibit (h)(2)(iv) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(v)	Amendment dated January 1, 2020, to the Master Services Agreement and Fund Accounting and Fund Administration Fee Letter between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 is incorporated herein by reference to Exhibit (h)(2)(v) to Post-Effective Amendment No. 117 as filed with the Commission on February 28, 2020 (Registration No. 2-75677).
(vi)	Amendment No. 4 dated April 8, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(vii)	Amendment No. 5 dated September 17, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(viii)	Amendment No. 6 dated September 22, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(ix)	Amendment No. 7 dated September 25, 2020, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019, is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(x)	Derivatives Risk Management Program Support Services Addendum dated August 1, 2022 to the Master Services Agreement between the Registrant and Ultimus Fund Solutions, LLC Dated May 3, 2019 relating to the Segall Bryant & Hamill Fundamental International Small Cap Fund and the Segall Bryant & Hamill Colorado Tax Free Fund is incorporated herein by reference to Post-Effective Amendment No. 130 filed with the Commission on March 28, 2023 (Registration No. 2-756677).
(xi)	Amendment No. 8 dated [ ], 2023, to the Master Services Agreement between Segall Bryant & Hamill Trust and Ultimus Fund Solutions, LLC dated May 3, 2019 – to be filed by amendment.

5

	(d)	(i) Shareholder Services Plan dated May 13, 2020, between Registrant and Segall Bryant & Hamill, LLC is incorporated herein by reference to Post-Effective Amendment No. 121 as filed with the Commission on April 28, 2021 (Registration No. 2-75677).
(14)		Consent of Cohen & Company, Ltd., Independent Registered Public Accounting Firm, with respect to the Registrant’s Barrett Growth Fund is filed herewith.
(15)		None.
(16)		Power of Attorney for Janice M. Teague, Thomas J. Abood, John A. DeTore, Rick A. Pederson, James A. Smith, Lloyd “Chip” Voneiff and Neal J. Andrews dated August 25, 2023 is filed herewith.
(17)		None.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on September 18, 2023.

SEGALL BRYANT & HAMILL TRUST Registrant

By:	/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*		September 18, 2023
Janice M. Teague	Chairman of the Board of Trustees

*		September 18, 2023
Thomas J. Abood	Trustee

*		September 18, 2023
Rick A. Pederson	Trustee

*		September 18, 2023
John A. DeTore	Trustee

*		September 18, 2023
James A. Smith	Trustee

*		September 18, 2023
Lloyd “Chip” Voneiff	Trustee

*		September 18, 2023
Neal J. Andrews	Trustee

By: /s/ Jasper R. Frontz	Treasurer (Principal Financial Officer and Chief Accounting Officer)	September 18, 2023
Jasper R. Frontz	Chief Compliance Officer

* In his capacity as an officer and as Attorney-in-fact.

/s/ Carolyn B. Goldhaber		September 18, 2023
Carolyn B. Goldhaber	President

7

Exhibit Index

Item#	Description
(11)	Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, as to legality of shares of Barrett Opportunity Fund.

(12)	Form of Tax Opinion of Davis Graham & Stubbs LLP.

(14)	Consent of Cohen & Company, Ltd., Independent Registered Public Accounting Firm, with respect to Barrett Growth Fund.

(16)	Power of Attorney dated August 25, 2023.

8